Quarterly Holdings Report
for
Fidelity ZERO® Extended Market Index Fund
July 31, 2022
EMT-NPRT3-0922
1.9891461.103
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
Anterix, Inc. (a)	4,424	196,824
AST SpaceMobile, Inc. (a)(b)	10,039	70,574
ATN International, Inc.	2,628	120,993
Bandwidth, Inc. (a)	5,302	88,172
Cogent Communications Group, Inc.	9,996	637,845
Consolidated Communications Holdings, Inc. (a)	17,060	112,596
EchoStar Holding Corp. Class A (a)(b)	9,180	181,397
Frontier Communications Parent, Inc. (a)	49,103	1,272,259
Globalstar, Inc. (a)(b)	155,138	217,193
IDT Corp. Class B (a)	4,110	106,983
Iridium Communications, Inc. (a)	30,121	1,346,710
Liberty Global PLC:
Class A (a)	41,814	909,873
Class C (a)	69,499	1,590,832
Liberty Latin America Ltd. Class C (a)	44,962	330,021
Lumen Technologies, Inc.	219,038	2,385,324
Ooma, Inc. (a)	5,396	64,374
Radius Global Infrastructure, Inc. (a)(b)	16,606	253,740
		9,885,710
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (a)(b)	121,798	1,773,379
Cinedigm Corp. (a)(b)	30,567	17,191
Cinemark Holdings, Inc. (a)	25,173	461,421
Genius Brands International, Inc. (a)(b)	75,436	56,577
Lions Gate Entertainment Corp.:
Class A (a)	14,634	128,194
Class B (a)	28,880	239,993
Live Nation Entertainment, Inc. (a)	32,254	3,031,553
Madison Square Garden Entertainment Corp. (a)(b)	6,012	350,079
Madison Square Garden Sports Corp. (a)	3,972	610,814
Marcus Corp. (b)	5,231	85,945
Playstudios, Inc. Class A (a)	18,635	74,913
Playtika Holding Corp. (a)	24,314	298,333
Sciplay Corp. (A Shares) (a)	5,912	80,640
Skillz, Inc. (a)	59,196	93,530
Warner Music Group Corp. Class A	27,198	815,940
World Wrestling Entertainment, Inc. Class A (b)	10,197	706,754
		8,825,256
Interactive Media & Services - 0.4%
Angi, Inc. (a)(b)	16,886	87,807
Bumble, Inc. (a)(b)	17,048	646,460
CarGurus, Inc. Class A (a)	20,818	505,669
Cars.com, Inc. (a)	14,655	172,343
Eventbrite, Inc. (a)(b)	19,091	178,692
EverQuote, Inc. Class A (a)(b)	5,172	54,047
fuboTV, Inc. (a)(b)	44,504	111,705
IAC (a)	19,808	1,356,848
Izea Worldwide, Inc. (a)(b)	13,325	11,993
Liberty TripAdvisor Holdings, Inc. (a)	15,660	10,724
MediaAlpha, Inc. Class A (a)	4,977	61,317
Nextdoor Holdings, Inc. (a)	23,424	78,470
QuinStreet, Inc. (a)	11,780	126,635
TripAdvisor, Inc. (a)(b)	23,711	450,746
TrueCar, Inc. (a)	20,113	51,690
Vimeo, Inc. (a)	37,762	209,957
Yelp, Inc. (a)	16,157	495,374
Ziff Davis, Inc. (a)	11,033	903,492
		5,513,969
Media - 1.1%
Advantage Solutions, Inc. Class A (a)(b)	23,808	105,708
Altice U.S.A., Inc. Class A (a)	53,050	557,556
AMC Networks, Inc. Class A (a)	7,119	217,272
Audacy, Inc. Class A (a)	29,409	18,734
Boston Omaha Corp. (a)(b)	4,084	99,650
Cable One, Inc.	1,157	1,592,819
Cardlytics, Inc. (a)	8,367	115,465
Clear Channel Outdoor Holdings, Inc. (a)	109,509	169,739
DISH Network Corp. Class A (a)	58,960	1,024,135
E.W. Scripps Co. Class A (a)	13,524	192,852
Entravision Communication Corp. Class A	14,526	77,859
Gannett Co., Inc. (a)(b)	32,739	98,544
Gray Television, Inc.	20,586	382,282
iHeartMedia, Inc. (a)	26,567	198,721
John Wiley & Sons, Inc. Class A	10,091	526,952
Lee Enterprises, Inc. (a)	1,090	20,383
Loyalty Ventures, Inc. (a)	4,369	12,889
Magnite, Inc. (a)	27,876	212,973
National CineMedia, Inc. (b)	12,850	18,761
News Corp.:
Class A	89,905	1,540,972
Class B	29,879	516,309
Nexstar Broadcasting Group, Inc. Class A	9,502	1,789,892
PubMatic, Inc. (a)(b)	10,115	167,808
Scholastic Corp.	7,004	329,678
Sinclair Broadcast Group, Inc. Class A (b)	10,433	227,857
Sirius XM Holdings, Inc. (b)	212,114	1,416,922
Stagwell, Inc. (a)(b)	17,626	116,508
TechTarget, Inc. (a)(b)	6,297	410,501
TEGNA, Inc.	51,905	1,086,891
The New York Times Co. Class A	39,189	1,252,089
Thryv Holdings, Inc. (a)	4,020	97,847
WideOpenWest, Inc. (a)	12,135	223,041
		14,819,609
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	16,103	279,548
KORE Group Holdings, Inc. (a)	6,900	18,354
NII Holdings, Inc. (a)(c)	10,174	2,645
Shenandoah Telecommunications Co. (b)	11,627	259,282
Telephone & Data Systems, Inc.	23,406	370,049
U.S. Cellular Corp. (a)	3,574	104,682
		1,034,560
TOTAL COMMUNICATION SERVICES		40,079,104
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.2%
Adient PLC (a)	22,166	748,767
American Axle & Manufacturing Holdings, Inc. (a)	26,691	237,817
Autoliv, Inc.	18,502	1,591,172
BorgWarner, Inc.	56,413	2,169,644
Cooper-Standard Holding, Inc. (a)	3,651	15,736
Dana, Inc.	33,493	561,343
Dorman Products, Inc. (a)	6,669	674,169
Fox Factory Holding Corp. (a)	9,974	944,139
Garrett Motion, Inc. (a)(b)	13,459	88,964
Gentex Corp.	55,350	1,561,977
Gentherm, Inc. (a)	7,781	502,341
Holley, Inc. (a)(b)	8,540	68,235
LCI Industries	5,963	805,542
Lear Corp.	14,079	2,127,900
Luminar Technologies, Inc. (a)(b)	53,081	358,828
Modine Manufacturing Co. (a)	12,309	161,494
Motorcar Parts of America, Inc. (a)	4,513	68,011
Patrick Industries, Inc.	5,223	317,141
QuantumScape Corp. Class A (a)(b)	60,176	651,104
Standard Motor Products, Inc.	4,432	202,720
Stoneridge, Inc. (a)	6,444	121,276
Tenneco, Inc. (a)	17,530	330,791
The Goodyear Tire & Rubber Co. (a)	66,860	821,041
Visteon Corp. (a)	6,621	844,707
XL Fleet Corp. (Class A) (a)	22,021	27,086
XPEL, Inc. (a)	3,840	235,354
		16,237,299
Automobiles - 0.4%
Arcimoto, Inc. (a)	6,568	20,164
Canoo, Inc. (a)(b)	36,126	124,996
Faraday Future Intelligent Electric, Inc. (a)(b)	36,844	81,425
Fisker, Inc. (a)(b)	33,214	318,190
Harley-Davidson, Inc.	34,726	1,312,990
Lordstown Motors Corp. Class A (a)(b)	26,885	60,222
Rivian Automotive, Inc.	37,882	1,299,353
Thor Industries, Inc. (b)	12,970	1,093,760
Winnebago Industries, Inc. (b)	7,837	473,120
Workhorse Group, Inc. (a)(b)	36,774	120,251
		4,904,471
Distributors - 0.3%
Funko, Inc. (a)	6,438	168,740
LKQ Corp.	61,152	3,353,576
		3,522,316
Diversified Consumer Services - 1.0%
2U, Inc. (a)	18,250	178,668
ADT, Inc.	54,083	394,806
Adtalem Global Education, Inc. (a)	10,527	422,133
American Public Education, Inc. (a)	4,432	69,627
Bright Horizons Family Solutions, Inc. (a)	14,011	1,312,410
Carriage Services, Inc.	3,404	123,497
Chegg, Inc. (a)	29,575	629,948
Coursera, Inc. (a)	20,212	280,745
Duolingo, Inc. (a)(b)	4,787	439,207
European Wax Center, Inc. (b)	4,172	87,278
Frontdoor, Inc. (a)	19,247	515,242
Graham Holdings Co.	920	546,931
Grand Canyon Education, Inc. (a)	7,633	733,302
H&R Block, Inc.	37,556	1,500,738
Laureate Education, Inc. Class A	32,423	383,888
Nerdy, Inc. Class A (a)(b)	13,431	35,055
OneSpaWorld Holdings Ltd. (a)	14,911	107,508
Perdoceo Education Corp. (a)	15,930	218,241
PowerSchool Holdings, Inc. (b)	9,642	138,941
Rover Group, Inc. Class A (a)	19,193	83,873
Service Corp. International	37,336	2,780,039
Strategic Education, Inc.	5,387	386,948
Stride, Inc. (a)	9,963	445,147
Terminix Global Holdings, Inc. (a)	28,663	1,281,236
The Beachbody Co., Inc. (a)(b)	21,963	26,356
Vivint Smart Home, Inc. Class A (a)(b)	8,778	41,959
WW International, Inc. (a)	12,178	80,862
Xpresspa Group, Inc. (a)(b)	24,281	19,668
		13,264,253
Hotels, Restaurants & Leisure - 2.6%
Accel Entertainment, Inc. (a)	13,235	159,614
ARAMARK Holdings Corp.	60,427	2,018,262
Bally's Corp. (a)(b)	6,867	150,868
BJ's Restaurants, Inc. (a)	5,481	128,639
Bloomin' Brands, Inc. (b)	18,930	385,983
Bluegreen Vacations Holding Corp. Class A	2,983	78,393
Boyd Gaming Corp.	18,879	1,047,973
Brinker International, Inc. (a)	10,610	294,428
Century Casinos, Inc. (a)	6,271	52,865
Choice Hotels International, Inc.	7,725	933,721
Churchill Downs, Inc.	8,025	1,683,645
Chuy's Holdings, Inc. (a)	4,898	108,883
Cracker Barrel Old Country Store, Inc.	5,483	521,269
Dave & Buster's Entertainment, Inc. (a)	9,209	344,048
Denny's Corp. (a)	15,389	149,427
Dine Brands Global, Inc.	4,047	288,592
Draftkings Holdings, Inc. (a)(b)	84,681	1,162,670
Drive Shack, Inc. (a)(b)	18,940	25,758
Dutch Bros, Inc. (b)	6,409	240,273
El Pollo Loco Holdings, Inc. (a)	4,275	41,553
Everi Holdings, Inc. (a)	21,800	418,778
F45 Training Holdings, Inc.	5,865	11,554
First Watch Restaurant Group, Inc.	2,753	45,755
Full House Resorts, Inc. (a)	7,671	47,637
GAN Ltd. (a)	8,975	32,669
Golden Entertainment, Inc. (a)(b)	4,775	209,479
Hilton Grand Vacations, Inc. (a)	20,777	847,078
Hyatt Hotels Corp. Class A (a)	11,974	990,849
Inspired Entertainment, Inc. (a)	6,115	63,229
Jack in the Box, Inc. (b)	4,884	337,680
Krispy Kreme, Inc.	7,144	102,016
Kura Sushi U.S.A., Inc. Class A (a)	940	79,374
Life Time Group Holdings, Inc. (b)	8,944	129,688
Light & Wonder, Inc. Class A (a)	22,550	1,148,697
Lindblad Expeditions Holdings (a)	7,283	57,536
Lottery.Com, Inc. (a)(b)	7,702	2,272
Marriott Vacations Worldwide Corp.	9,699	1,327,987
Membership Collective Group, Inc. Class A (b)	7,631	51,509
Monarch Casino & Resort, Inc. (a)	3,121	200,212
Noodles & Co. (a)	8,649	45,061
Norwegian Cruise Line Holdings Ltd. (a)(b)	98,519	1,197,006
Papa John's International, Inc.	7,532	722,243
Penn National Gaming, Inc. (a)	38,655	1,335,530
Planet Fitness, Inc. (a)	19,981	1,574,703
Playa Hotels & Resorts NV (a)	31,093	213,298
PlayAGS, Inc. (a)	6,642	31,483
Portillo's, Inc. (b)	5,315	121,341
RCI Hospitality Holdings, Inc.	1,903	108,395
Red Robin Gourmet Burgers, Inc. (a)(b)	3,734	32,635
Red Rock Resorts, Inc. (b)	12,476	490,681
Rush Street Interactive, Inc. (a)(b)	14,012	77,626
Ruth's Hospitality Group, Inc.	7,630	133,907
SeaWorld Entertainment, Inc. (a)	11,066	528,180
Shake Shack, Inc. Class A (a)	9,245	475,748
Six Flags Entertainment Corp. (a)	18,142	411,279
Texas Roadhouse, Inc. Class A	16,088	1,403,195
The Cheesecake Factory, Inc. (b)	11,694	341,816
The ONE Group Hospitality, Inc. (a)	6,151	51,607
Travel+Leisure Co.	20,159	869,054
Vail Resorts, Inc.	9,530	2,259,849
Wendy's Co.	40,024	841,705
Wingstop, Inc. (b)	7,050	889,569
Wyndham Hotels & Resorts, Inc.	21,648	1,502,588
Wynn Resorts Ltd. (a)	24,818	1,575,447
Xponential Fitness, Inc. (b)	3,287	48,779
		33,203,588
Household Durables - 1.8%
Aterian, Inc. (a)(b)	12,274	27,985
Bassett Furniture Industries, Inc. (b)	2,354	54,024
Beazer Homes U.S.A., Inc. (a)	6,723	99,164
Cavco Industries, Inc. (a)	2,014	519,189
Century Communities, Inc.	6,707	343,197
Cricut, Inc. (a)(b)	10,335	69,658
Dream Finders Homes, Inc. (a)(b)	4,558	59,254
Ethan Allen Interiors, Inc.	5,115	117,594
GoPro, Inc. Class A (a)	30,984	197,058
Green Brick Partners, Inc. (a)(b)	10,686	286,385
Helen of Troy Ltd. (a)	5,650	755,914
Hooker Furnishings Corp.	2,532	41,879
Hovnanian Enterprises, Inc. Class A (a)	1,208	58,600
Installed Building Products, Inc.	5,492	556,999
iRobot Corp. (a)(b)	6,497	298,927
KB Home	20,363	664,648
La-Z-Boy, Inc.	10,295	286,922
Leggett & Platt, Inc.	31,314	1,241,287
LGI Homes, Inc. (a)(b)	4,859	548,095
Lovesac (a)(b)	3,158	98,403
M.D.C. Holdings, Inc.	13,378	484,953
M/I Homes, Inc. (a)	6,719	309,141
Meritage Homes Corp. (a)	8,629	761,941
Mohawk Industries, Inc. (a)	12,118	1,556,921
Newell Brands, Inc.	86,675	1,751,702
PulteGroup, Inc.	55,969	2,441,368
Purple Innovation, Inc. (a)(b)	17,237	60,157
Skyline Champion Corp. (a)	12,452	788,212
Snap One Holdings Corp. (a)(b)	3,530	42,925
Sonos, Inc. (a)(b)	30,340	670,817
Taylor Morrison Home Corp. (a)	28,125	807,188
Tempur Sealy International, Inc.	41,502	1,140,475
Toll Brothers, Inc.	25,852	1,271,401
TopBuild Corp. (a)	7,713	1,632,996
Traeger, Inc. (a)	5,541	17,011
TRI Pointe Homes, Inc. (a)	24,483	453,425
Tupperware Brands Corp. (a)(b)	11,394	84,999
Universal Electronics, Inc. (a)	3,035	84,221
Vizio Holding Corp. (a)(b)	8,602	78,794
VOXX International Corp. (a)(b)	3,050	28,853
Vuzix Corp. (a)(b)	13,857	113,212
Weber, Inc. (b)	4,496	28,640
Whirlpool Corp. (b)	13,242	2,289,145
ZAGG, Inc. rights (a)(c)	4,373	394
		23,224,073
Internet & Direct Marketing Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	6,116	60,977
BARK, Inc. (a)	18,175	25,990
CarParts.com, Inc. (a)(b)	10,912	87,078
Chewy, Inc. (a)(b)	21,403	830,650
ContextLogic, Inc. (a)(b)	79,407	119,111
Duluth Holdings, Inc. (a)	2,849	27,464
Groupon, Inc. (a)(b)	5,032	53,339
Lands' End, Inc. (a)	2,699	34,412
Liquidity Services, Inc. (a)	6,457	129,979
Lyft, Inc. (a)	70,959	983,492
Overstock.com, Inc. (a)(b)	10,013	290,377
PetMed Express, Inc.	5,084	110,933
Polished.Com, Inc. (a)(b)	23,095	27,252
Porch Group, Inc. Class A (a)(b)	17,199	33,194
Poshmark, Inc. (a)	10,063	108,580
Quotient Technology, Inc. (a)(b)	19,846	54,973
Qurate Retail, Inc. Series A	82,942	226,432
Remark Holdings, Inc. (a)(b)	19,035	8,137
Rent the Runway, Inc. Class A (b)	3,698	16,419
Revolve Group, Inc. (a)(b)	9,623	272,523
RumbleON, Inc. Class B (a)	2,359	39,395
Shutterstock, Inc.	5,605	316,683
Stitch Fix, Inc. (a)(b)	19,655	117,340
The RealReal, Inc. (a)	18,391	42,851
thredUP, Inc. (a)	16,146	36,329
Vivid Seats, Inc. Class A (b)	5,638	47,134
Wayfair LLC Class A (a)(b)	18,811	1,014,101
Xometry, Inc. (b)	2,326	88,388
		5,203,533
Leisure Products - 0.7%
Acushnet Holdings Corp.	8,044	391,984
American Outdoor Brands, Inc. (a)	3,142	24,822
AMMO, Inc. (a)(b)	19,978	97,493
Brunswick Corp.	17,806	1,426,617
Callaway Golf Co. (a)(b)	27,392	628,646
Clarus Corp.	6,132	126,442
JAKKS Pacific, Inc. (a)	1,559	34,906
Johnson Outdoors, Inc. Class A	1,782	119,946
Latham Group, Inc. (a)	7,275	39,940
Malibu Boats, Inc. Class A (a)	4,893	305,568
MasterCraft Boat Holdings, Inc. (a)	4,348	103,004
Mattel, Inc. (a)	83,091	1,927,711
Nautilus, Inc. (a)(b)	6,458	11,237
Peloton Interactive, Inc. Class A (a)(b)	72,682	689,752
Polaris, Inc. (b)	13,175	1,545,164
Smith & Wesson Brands, Inc.	11,330	164,852
Solo Brands, Inc. Class A (b)	2,853	14,236
Sturm, Ruger & Co., Inc.	4,142	273,910
Vista Outdoor, Inc. (a)	13,082	393,768
YETI Holdings, Inc. (a)(b)	20,497	1,040,633
		9,360,631
Multiline Retail - 0.3%
Big Lots, Inc.	6,694	135,152
Dillard's, Inc. Class A (b)	869	197,567
Franchise Group, Inc.	6,344	208,908
Kohl's Corp.	30,397	885,769
Macy's, Inc.	66,954	1,181,738
Nordstrom, Inc. (b)	26,120	614,081
Ollie's Bargain Outlet Holdings, Inc. (a)	13,704	807,851
		4,031,066
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A (a)	11,837	210,817
Academy Sports & Outdoors, Inc.	20,130	866,194
Advance Auto Parts, Inc.	14,372	2,782,707
America's Car Mart, Inc. (a)	1,459	151,109
American Eagle Outfitters, Inc.	36,678	441,603
Arko Corp.	15,392	140,529
Asbury Automotive Group, Inc. (a)	5,221	896,132
AutoNation, Inc. (a)	8,381	995,160
Barnes & Noble Education, Inc. (a)	7,813	21,173
Bath & Body Works, Inc.	56,084	1,993,225
Bed Bath & Beyond, Inc. (a)(b)	18,929	95,213
Big 5 Sporting Goods Corp. (b)	5,489	70,589
Boot Barn Holdings, Inc. (a)	7,088	441,582
Brilliant Earth Group, Inc. Class A	2,172	13,597
Build-A-Bear Workshop, Inc.	3,453	55,144
Caleres, Inc.	9,024	223,976
Camping World Holdings, Inc. (b)	8,933	241,548
CarLotz, Inc. Class A (a)(b)	14,483	6,047
Carvana Co. Class A (a)(b)	23,289	678,874
Chico's FAS, Inc. (a)	29,990	150,550
Citi Trends, Inc. (a)(b)	1,905	46,825
Conn's, Inc. (a)(b)	4,457	41,985
Designer Brands, Inc. Class A	14,677	211,789
Destination XL Group, Inc. (a)	7,784	32,226
Dick's Sporting Goods, Inc. (b)	13,662	1,278,627
EVgo, Inc. Class A (a)(b)	16,329	146,471
Express, Inc. (a)(b)	14,841	25,081
Five Below, Inc. (a)	13,123	1,667,540
Floor & Decor Holdings, Inc. Class A (a)	24,983	2,012,880
Foot Locker, Inc.	19,819	562,265
GameStop Corp. Class A (b)	58,261	1,981,457
Gap, Inc. (b)	49,647	477,604
Genesco, Inc. (a)	2,988	167,477
Group 1 Automotive, Inc.	3,912	692,111
GrowGeneration Corp. (a)(b)	12,158	58,966
Guess?, Inc.	8,383	158,523
Haverty Furniture Companies, Inc.	3,469	94,808
Hibbett, Inc.	3,026	141,980
JOANN, Inc. (b)	2,488	22,492
Kirkland's, Inc. (a)(b)	2,648	8,235
Lazydays Holdings, Inc. (a)(b)	1,855	25,265
Leslie's, Inc. (a)(b)	32,042	485,757
Lithia Motors, Inc. Class A (sub. vtg.)	6,829	1,811,597
LL Flooring Holdings, Inc. (a)(b)	7,543	75,732
MarineMax, Inc. (a)	5,247	214,287
Monro, Inc. (b)	7,777	390,017
Murphy U.S.A., Inc.	5,213	1,482,369
National Vision Holdings, Inc. (a)(b)	19,283	561,907
OneWater Marine, Inc. Class A (b)	2,666	96,616
Party City Holdco, Inc. (a)(b)	25,317	28,861
Penske Automotive Group, Inc. (b)	6,926	792,958
Petco Health & Wellness Co., Inc. (a)(b)	19,626	273,194
Rent-A-Center, Inc.	12,642	297,466
RH (a)	4,141	1,157,120
Sally Beauty Holdings, Inc. (a)	25,645	327,743
Shift Technologies, Inc. Class A (a)(b)	14,239	14,381
Shoe Carnival, Inc.	4,151	90,533
Signet Jewelers Ltd.	11,097	676,473
Sleep Number Corp. (a)(b)	5,289	238,322
Sonic Automotive, Inc. Class A (sub. vtg.)	4,519	189,120
Sportsman's Warehouse Holdings, Inc. (a)	10,014	98,738
The Aaron's Co., Inc.	7,394	96,270
The Buckle, Inc.	6,880	207,776
The Cato Corp. Class A (sub. vtg.)	4,118	50,857
The Children's Place, Inc. (a)(b)	3,037	131,624
The Container Store Group, Inc. (a)	8,196	61,142
The ODP Corp. (a)	10,219	370,950
Tilly's, Inc.	5,944	44,996
TravelCenters of America LLC (a)	2,879	120,112
Urban Outfitters, Inc. (a)(b)	15,329	313,938
Victoria's Secret & Co. (a)	15,934	588,921
Volta, Inc. (a)(b)	32,476	59,756
Vroom, Inc. (a)(b)	28,904	43,067
Williams-Sonoma, Inc. (b)	16,492	2,381,775
Winmark Corp.	698	155,061
Zumiez, Inc. (a)(b)	3,888	101,088
		34,360,900
Textiles, Apparel & Luxury Goods - 1.3%
Allbirds, Inc. Class A	22,278	114,509
Capri Holdings Ltd. (a)	34,769	1,692,555
Carter's, Inc. (b)	9,426	768,030
Columbia Sportswear Co.	7,897	584,457
Crocs, Inc. (a)	14,537	1,041,431
Deckers Outdoor Corp. (a)	6,425	2,012,374
Fossil Group, Inc. (a)	11,335	68,350
G-III Apparel Group Ltd. (a)	10,128	223,728
Hanesbrands, Inc.	82,273	919,812
Kontoor Brands, Inc.	10,979	400,734
Levi Strauss & Co. Class A	22,739	430,222
Movado Group, Inc.	3,861	131,197
Oxford Industries, Inc.	3,684	351,454
PLBY Group, Inc. (a)(b)	6,379	40,953
PVH Corp.	15,932	986,509
Ralph Lauren Corp.	10,899	1,074,968
Rocky Brands, Inc.	1,692	55,633
Samsonite International SA (a)(d)	335,400	702,426
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	31,855	1,209,216
Steven Madden Ltd.	17,823	564,989
Tapestry, Inc.	59,185	1,990,392
Under Armour, Inc.:
Class A (sub. vtg.) (a)	44,725	414,154
Class C (non-vtg.) (a)	47,994	396,430
Unifi, Inc. (a)	3,471	47,310
Vera Bradley, Inc. (a)	5,328	22,324
Wolverine World Wide, Inc.	19,083	428,795
		16,672,952
TOTAL CONSUMER DISCRETIONARY		163,985,082
CONSUMER STAPLES - 3.8%
Beverages - 0.4%
Alkaline Water Co., Inc. (a)(b)	19,725	8,442
Boston Beer Co., Inc. Class A (a)(b)	2,203	838,087
Celsius Holdings, Inc. (a)(b)	9,025	802,864
Coca-Cola Bottling Co. Consolidated	1,085	556,605
Duckhorn Portfolio, Inc. (a)(b)	7,438	136,413
MGP Ingredients, Inc. (b)	2,961	311,438
Molson Coors Beverage Co. Class B	44,298	2,646,806
National Beverage Corp. (b)	5,544	300,374
The Vita Coco Co., Inc.	2,605	31,390
Vintage Wine Estates, Inc. (a)(b)	7,093	52,063
		5,684,482
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc.	25,168	675,761
Andersons, Inc.	7,388	267,224
BJ's Wholesale Club Holdings, Inc. (a)	31,778	2,151,371
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	2,335	146
warrants 11/4/28 (a)	2,335	59
warrants 11/4/28 (a)	2,335	26
Class A (a)(b)	6,643	19,995
Casey's General Stores, Inc.	8,731	1,769,337
Chefs' Warehouse Holdings (a)	7,815	270,477
Grocery Outlet Holding Corp. (a)(b)	20,644	881,912
Ingles Markets, Inc. Class A	3,329	317,786
Performance Food Group Co. (a)	36,500	1,814,415
PriceSmart, Inc.	5,778	383,544
Rite Aid Corp. (a)(b)	12,867	105,895
SpartanNash Co.	8,449	272,818
Sprouts Farmers Market LLC (a)	25,818	713,610
U.S. Foods Holding Corp. (a)	52,754	1,661,751
United Natural Foods, Inc. (a)	13,734	583,832
Weis Markets, Inc.	3,844	295,719
		12,185,678
Food Products - 1.8%
Alico, Inc.	1,143	41,651
AppHarvest, Inc. (a)	13,871	53,265
B&G Foods, Inc. Class A (b)	16,070	397,090
Benson Hill, Inc. (a)(b)	32,203	104,660
Beyond Meat, Inc. (a)(b)	14,092	450,803
Bunge Ltd.	35,715	3,297,566
Cal-Maine Foods, Inc.	8,829	451,250
Calavo Growers, Inc.	4,189	168,817
Campbell Soup Co.	47,517	2,344,964
Darling Ingredients, Inc. (a)	38,069	2,637,420
Flowers Foods, Inc.	46,688	1,326,406
Fresh Del Monte Produce, Inc.	7,845	233,075
Freshpet, Inc. (a)	11,249	601,147
Hostess Brands, Inc. Class A (a)	32,348	731,712
Ingredion, Inc.	15,545	1,414,284
J&J Snack Foods Corp.	3,538	479,434
John B. Sanfilippo & Son, Inc.	2,121	158,863
Lamb Weston Holdings, Inc.	33,967	2,705,811
Lancaster Colony Corp.	4,691	620,995
Landec Corp. (a)	5,653	59,243
Mission Produce, Inc. (a)	8,931	126,642
Pilgrim's Pride Corp. (a)	11,294	354,293
Post Holdings, Inc. (a)	13,108	1,139,610
Seaboard Corp.	60	243,638
Seneca Foods Corp. Class A (a)	1,391	79,176
Sovos Brands, Inc.	5,668	80,259
Tattooed Chef, Inc. (a)(b)	11,700	73,827
The Hain Celestial Group, Inc. (a)	21,406	486,987
The Simply Good Foods Co. (a)	21,053	686,749
Tootsie Roll Industries, Inc.	4,218	148,136
TreeHouse Foods, Inc. (a)(b)	13,185	572,493
Utz Brands, Inc. Class A (b)	15,508	260,845
Vital Farms, Inc. (a)(b)	5,676	66,977
Whole Earth Brands, Inc. Class A (a)	9,100	48,958
		22,647,046
Household Products - 0.2%
Central Garden & Pet Co. (a)	2,177	94,351
Central Garden & Pet Co. Class A (non-vtg.) (a)	9,358	381,806
Energizer Holdings, Inc.	15,302	451,868
Reynolds Consumer Products, Inc. (b)	12,656	367,783
Spectrum Brands Holdings, Inc.	9,651	671,131
WD-40 Co.	3,208	569,003
		2,535,942
Personal Products - 0.4%
BellRing Brands, Inc. (a)	25,716	620,784
Coty, Inc. Class A (a)	81,643	597,627
Edgewell Personal Care Co.	12,275	488,300
elf Beauty, Inc. (a)	11,139	373,491
Herbalife Nutrition Ltd. (a)	22,310	544,587
Inter Parfums, Inc.	4,128	344,564
MediFast, Inc.	2,727	458,654
Nu Skin Enterprises, Inc. Class A	11,874	516,638
The Beauty Health Co. (a)(b)	22,549	300,353
The Honest Co., Inc. (a)	5,649	18,868
USANA Health Sciences, Inc. (a)	2,764	192,430
Veru, Inc. (a)(b)	14,425	174,543
		4,630,839
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	38,934	65,409
Turning Point Brands, Inc.	3,481	83,544
Universal Corp.	5,706	319,022
Vector Group Ltd.	30,352	338,121
		806,096
TOTAL CONSUMER STAPLES		48,490,083
ENERGY - 4.3%
Energy Equipment & Services - 0.9%
Archrock, Inc.	31,814	268,510
Bristow Group, Inc. (a)	5,417	139,759
Cactus, Inc.	14,330	595,985
Championx Corp.	47,890	1,000,422
Core Laboratories NV	10,774	204,060
DMC Global, Inc. (a)	4,613	104,992
Dril-Quip, Inc. (a)	8,218	210,792
Expro Group Holdings NV (a)(b)	6,720	81,850
Exterran Corp. (a)	4,795	19,707
Helix Energy Solutions Group, Inc. (a)	34,182	138,095
Helmerich & Payne, Inc.	24,781	1,147,360
Liberty Oilfield Services, Inc. Class A (a)	25,968	368,746
Nabors Industries Ltd. (a)	2,104	299,799
Newpark Resources, Inc. (a)	22,941	80,752
Nextier Oilfield Solutions, Inc. (a)	37,930	378,162
Noble Corp. (a)(b)	15,341	460,230
NOV, Inc.	92,424	1,720,011
Oceaneering International, Inc. (a)	23,145	245,800
Oil States International, Inc. (a)	15,002	76,510
Patterson-UTI Energy, Inc.	50,940	843,057
ProPetro Holding Corp. (a)	20,124	211,704
RPC, Inc.	17,112	139,634
Select Energy Services, Inc. Class A (a)	15,518	115,919
Solaris Oilfield Infrastructure, Inc. Class A	7,003	77,663
TechnipFMC PLC (a)	100,668	814,404
TETRA Technologies, Inc. (a)	30,477	133,489
Tidewater, Inc. (a)	9,719	214,110
Transocean Ltd. (United States) (a)(b)	147,033	496,972
U.S. Silica Holdings, Inc. (a)	17,864	247,059
Valaris Ltd. (a)(b)	15,353	770,414
Weatherford International PLC (a)	15,226	352,177
		11,958,144
Oil, Gas & Consumable Fuels - 3.4%
Aemetis, Inc. (a)(b)	6,721	49,399
Alto Ingredients, Inc. (a)(b)	18,469	79,417
American Resources Corp. (a)(b)	10,966	24,345
Amplify Energy Corp. (a)(b)	9,319	63,835
Antero Resources Corp. (a)	66,609	2,640,381
APA Corp.	79,726	2,963,415
Arch Resources, Inc. (b)	3,631	468,907
Archaea Energy, Inc. (a)(b)	12,968	212,416
Berry Corp.	15,156	129,432
Brigham Minerals, Inc. Class A	12,335	327,494
California Resources Corp.	18,166	814,927
Callon Petroleum Co. (a)	11,246	517,766
Centennial Resource Development, Inc. Class A (a)	44,191	294,312
Centrus Energy Corp. Class A (a)(b)	2,603	86,289
Chesapeake Energy Corp. (b)	26,658	2,510,384
Civitas Resources, Inc.	17,063	1,006,034
Clean Energy Fuels Corp. (a)(b)	40,665	263,509
CNX Resources Corp. (a)(b)	45,595	787,426
Comstock Resources, Inc. (a)	21,365	340,344
CONSOL Energy, Inc. (a)	7,491	459,348
Continental Resources, Inc.	13,657	940,831
Crescent Energy, Inc. Class A (b)	6,740	98,404
CVR Energy, Inc.	6,777	227,301
Delek U.S. Holdings, Inc.	16,588	442,236
Denbury, Inc. (a)	11,951	859,396
DT Midstream, Inc.	22,721	1,250,337
Earthstone Energy, Inc. (a)(b)	11,911	169,017
EQT Corp.	69,550	3,062,287
Equitrans Midstream Corp.	94,921	745,130
Gevo, Inc. (a)(b)	48,663	143,069
Green Plains, Inc. (a)(b)	12,706	457,670
Gulfport Energy Corp. (a)(b)	2,703	248,784
HF Sinclair Corp.	35,226	1,684,507
International Seaways, Inc.	9,849	232,929
Kosmos Energy Ltd. (a)	107,069	678,817
Laredo Petroleum, Inc. (a)	3,439	304,936
Magnolia Oil & Gas Corp. Class A	35,649	860,210
Matador Resources Co.	26,176	1,512,449
Murphy Oil Corp. (b)	34,353	1,207,164
National Energy Services Reunited Corp. (a)	10,036	70,754
New Fortress Energy, Inc.	9,762	478,045
Nextdecade Corp. (a)(b)	5,834	41,246
Northern Oil & Gas, Inc.	15,347	442,454
Oasis Petroleum, Inc.	4,945	634,147
Par Pacific Holdings, Inc. (a)	10,891	179,702
PBF Energy, Inc. Class A (a)	22,418	747,640
PDC Energy, Inc.	22,514	1,478,945
Peabody Energy Corp. (a)(b)	24,887	522,378
Range Resources Corp. (a)	60,996	2,017,138
Ranger Oil Corp.	4,898	186,418
Rex American Resources Corp. (a)	1,276	121,807
Ring Energy, Inc. (a)(b)	21,811	61,289
SandRidge Energy, Inc. (a)	7,325	137,197
SilverBow Resources, Inc. (a)	2,319	104,796
Sitio Royalties Corp. (b)	2,155	63,594
SM Energy Co.	28,648	1,182,589
Southwestern Energy Co. (a)	262,976	1,856,611
Talos Energy, Inc. (a)	9,593	181,787
Teekay Corp. (a)	17,874	56,124
Teekay Tankers Ltd. (a)	6,583	137,387
Tellurian, Inc. (a)(b)	109,425	407,061
Texas Pacific Land Corp. (b)	1,459	2,675,587
Uranium Energy Corp. (a)(b)	66,692	280,106
VAALCO Energy, Inc. (b)	12,554	74,445
Vertex Energy, Inc. (a)(b)	10,807	146,759
W&T Offshore, Inc. (a)	21,721	107,953
World Fuel Services Corp.	14,978	415,190
		43,974,003
TOTAL ENERGY		55,932,147
FINANCIALS - 16.4%
Banks - 6.4%
1st Source Corp.	3,959	190,903
Allegiance Bancshares, Inc.	4,369	192,411
Amerant Bancorp, Inc. Class A	5,642	154,139
Ameris Bancorp	15,475	731,813
Associated Banc-Corp.	34,945	702,395
Atlantic Union Bankshares Corp.	17,622	609,545
Banc of California, Inc.	12,826	224,583
BancFirst Corp.	4,437	476,489
Bancorp, Inc., Delaware (a)	13,411	329,911
Bank of Hawaii Corp.	9,456	757,520
Bank of Marin Bancorp	3,900	127,608
Bank OZK	26,718	1,071,392
BankUnited, Inc.	19,113	742,540
Banner Corp.	7,970	494,060
Berkshire Hills Bancorp, Inc.	11,325	319,025
BOK Financial Corp.	7,049	620,523
Brookline Bancorp, Inc., Delaware	18,008	249,051
Byline Bancorp, Inc.	5,347	130,948
Cadence Bank	43,284	1,129,712
Camden National Corp.	3,370	154,009
Cathay General Bancorp	17,668	736,756
CBTX, Inc.	4,183	129,464
Central Pacific Financial Corp.	6,490	153,683
City Holding Co.	3,489	302,810
Coastal Financial Corp. of Washington (a)	2,548	105,054
Columbia Banking Systems, Inc.	18,258	550,844
Comerica, Inc.	30,832	2,397,805
Commerce Bancshares, Inc.	25,773	1,790,966
Community Bank System, Inc.	12,629	850,311
Community Trust Bancorp, Inc.	3,410	147,755
ConnectOne Bancorp, Inc.	8,568	226,538
CrossFirst Bankshares, Inc. (a)	10,653	146,159
Cullen/Frost Bankers, Inc.	13,408	1,748,403
Customers Bancorp, Inc. (a)	7,249	276,839
CVB Financial Corp.	30,867	823,223
Dime Community Bancshares, Inc.	7,621	259,724
Eagle Bancorp, Inc.	7,675	376,305
East West Bancorp, Inc.	33,471	2,402,548
Eastern Bankshares, Inc.	39,073	797,089
Enterprise Financial Services Corp.	8,795	413,629
Equity Bancshares, Inc.	3,841	122,720
Farmers National Banc Corp.	6,998	99,372
FB Financial Corp.	8,366	358,483
Financial Institutions, Inc.	3,844	101,904
First Bancorp, North Carolina	8,057	305,199
First Bancorp, Puerto Rico	46,364	699,633
First Bancshares, Inc.	5,127	148,683
First Busey Corp.	11,650	287,173
First Citizens Bancshares, Inc.	3,148	2,382,029
First Commonwealth Financial Corp.	21,957	325,403
First Financial Bancorp, Ohio	21,675	484,220
First Financial Bankshares, Inc. (b)	30,193	1,333,927
First Financial Corp., Indiana	2,632	122,967
First Foundation, Inc.	11,746	244,552
First Hawaiian, Inc.	30,247	770,996
First Horizon National Corp.	125,860	2,814,230
First Internet Bancorp	2,032	72,034
First Interstate Bancsystem, Inc.	19,324	788,033
First Merchants Corp.	13,555	562,939
Flushing Financial Corp.	7,168	154,757
FNB Corp., Pennsylvania	79,132	946,419
Fulton Financial Corp.	37,603	627,594
German American Bancorp, Inc.	6,695	253,339
Glacier Bancorp, Inc.	25,623	1,283,456
Great Southern Bancorp, Inc.	2,119	131,251
Hancock Whitney Corp.	20,272	989,476
Hanmi Financial Corp.	6,984	176,486
HarborOne Bancorp, Inc.	10,782	156,339
Heartland Financial U.S.A., Inc.	9,589	430,546
Heritage Commerce Corp.	13,798	162,540
Heritage Financial Corp., Washington	8,361	217,553
Hilltop Holdings, Inc.	11,645	335,958
Home Bancshares, Inc.	44,274	1,044,866
HomeStreet, Inc.	4,381	163,367
HomeTrust Bancshares, Inc.	3,861	93,205
Hope Bancorp, Inc.	27,775	417,736
Horizon Bancorp, Inc. Indiana	8,794	167,702
Independent Bank Corp.	10,954	917,945
Independent Bank Corp.	4,706	98,732
Independent Bank Group, Inc.	8,564	605,646
International Bancshares Corp.	12,474	547,110
Lakeland Bancorp, Inc.	14,680	233,706
Lakeland Financial Corp.	5,940	462,132
Live Oak Bancshares, Inc.	7,743	291,447
Mercantile Bank Corp.	3,501	124,075
Metropolitan Bank Holding Corp. (a)	2,393	166,026
Midland States Bancorp, Inc.	5,031	131,812
National Bank Holdings Corp.	7,066	294,087
NBT Bancorp, Inc.	9,984	404,751
Nicolet Bankshares, Inc. (a)	2,632	210,507
Northwest Bancshares, Inc.	29,392	422,657
OceanFirst Financial Corp.	13,770	283,111
OFG Bancorp	11,598	318,597
Old National Bancorp, Indiana	68,722	1,196,450
Old Second Bancorp, Inc.	9,722	136,594
Origin Bancorp, Inc.	5,141	221,423
Pacific Premier Bancorp, Inc.	22,365	752,359
PacWest Bancorp	27,624	774,301
Park National Corp.	3,397	440,115
Pathward Financial, Inc.	6,987	235,602
Peapack-Gladstone Financial Corp.	3,969	129,628
Peoples Bancorp, Inc.	5,721	176,893
Pinnacle Financial Partners, Inc.	18,022	1,425,540
Popular, Inc.	18,013	1,399,070
Preferred Bank, Los Angeles	3,117	226,606
Premier Financial Corp.	8,613	245,298
Prosperity Bancshares, Inc.	21,694	1,607,308
QCR Holdings, Inc.	3,678	218,069
Renasant Corp.	12,887	430,426
Republic First Bancorp, Inc. (a)(b)	10,815	39,150
S&T Bancorp, Inc.	9,240	285,886
Sandy Spring Bancorp, Inc.	10,684	441,249
Seacoast Banking Corp., Florida	14,474	517,880
ServisFirst Bancshares, Inc.	11,479	980,881
Silvergate Capital Corp. (a)	7,440	694,078
Simmons First National Corp. Class A	29,946	711,218
Southside Bancshares, Inc.	7,472	298,432
Southstate Corp.	17,784	1,507,550
Stock Yards Bancorp, Inc.	6,280	434,262
Synovus Financial Corp.	34,330	1,386,245
Texas Capital Bancshares, Inc. (a)	12,007	703,850
Tompkins Financial Corp.	2,744	211,700
TowneBank	15,403	460,088
Trico Bancshares	7,139	341,244
Triumph Bancorp, Inc. (a)	5,518	400,883
Trustmark Corp.	14,429	468,510
UMB Financial Corp.	10,153	918,847
Umpqua Holdings Corp.	51,372	904,661
United Bankshares, Inc., West Virginia	31,817	1,232,591
United Community Bank, Inc.	24,726	841,426
Univest Corp. of Pennsylvania	6,720	167,597
Valley National Bancorp	98,587	1,152,482
Veritex Holdings, Inc.	12,738	394,114
Washington Federal, Inc.	15,209	519,083
Washington Trust Bancorp, Inc.	3,997	219,355
Webster Financial Corp.	42,054	1,953,408
WesBanco, Inc.	14,232	485,596
Westamerica Bancorp.	6,348	380,943
Western Alliance Bancorp.	25,638	1,958,230
Wintrust Financial Corp.	14,196	1,221,424
Zions Bancorp NA	35,727	1,948,908
		83,131,363
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	9,096	1,149,552
Ares Management Corp.	40,407	2,895,162
Artisan Partners Asset Management, Inc.	15,998	636,080
Assetmark Financial Holdings, Inc. (a)	4,318	81,999
B. Riley Financial, Inc. (b)	3,790	195,337
Bakkt Holdings, Inc. Class A (a)(b)	12,942	36,367
BGC Partners, Inc. Class A	79,138	288,854
Blucora, Inc. (a)	11,468	229,360
Blue Owl Capital, Inc. Class A (b)	81,475	929,630
Bridge Investment Group Holdings, Inc.	5,460	92,984
BrightSphere Investment Group, Inc.	7,560	142,960
Carlyle Group LP	33,311	1,296,131
Cboe Global Markets, Inc.	24,943	3,077,467
Cohen & Steers, Inc.	5,934	437,276
Coinbase Global, Inc. (a)(b)	7,767	489,010
Cowen Group, Inc. Class A (b)	6,353	222,800
Diamond Hill Investment Group, Inc.	738	141,083
Donnelley Financial Solutions, Inc. (a)	6,819	231,778
Evercore, Inc. Class A	9,632	962,911
Federated Hermes, Inc.	21,538	734,661
Focus Financial Partners, Inc. Class A (a)	13,024	526,560
Franklin Resources, Inc.	66,017	1,812,167
Galaxy Digital Holdings Ltd. (a)(b)	26,698	151,363
GCM Grosvenor, Inc. Class A	7,768	61,445
GQG Partners, Inc. unit	152,458	154,111
Greenhill & Co., Inc. (b)	2,970	25,839
Hamilton Lane, Inc. Class A	8,280	625,720
Houlihan Lokey	11,739	992,650
Interactive Brokers Group, Inc.	20,672	1,213,240
Invesco Ltd.	79,603	1,412,157
Janus Henderson Group PLC	39,587	1,020,157
Jefferies Financial Group, Inc.	44,972	1,464,738
Lazard Ltd. Class A	26,688	1,005,337
LPL Financial	18,827	3,952,140
MarketWise, Inc. Class A (a)(b)	5,311	15,136
Moelis & Co. Class A	15,202	708,109
Morningstar, Inc.	5,549	1,416,937
Open Lending Corp. (a)	23,854	247,127
Oppenheimer Holdings, Inc. Class A (non-vtg.)	2,241	75,275
P10, Inc. (b)	8,279	97,941
Perella Weinberg Partners Class A (b)	9,895	69,760
Piper Jaffray Companies	3,333	420,625
PJT Partners, Inc.	5,834	417,014
Sculptor Capital Management, Inc. Class A	4,310	42,281
SEI Investments Co.	24,663	1,365,344
StepStone Group, Inc. Class A	11,833	315,231
Stifel Financial Corp.	25,145	1,503,922
StoneX Group, Inc. (a)	3,984	347,126
Tradeweb Markets, Inc. Class A	25,422	1,792,759
Victory Capital Holdings, Inc.	5,451	150,829
Virtu Financial, Inc. Class A	18,904	441,030
Virtus Investment Partners, Inc.	1,662	342,904
WisdomTree Investments, Inc. (b)	26,676	138,715
		38,597,091
Consumer Finance - 0.7%
Atlanticus Holdings Corp. (a)(b)	1,225	47,334
Credit Acceptance Corp. (a)(b)	1,764	1,015,905
CURO Group Holdings Corp.	6,047	43,297
Encore Capital Group, Inc. (a)(b)	5,608	406,187
Enova International, Inc. (a)	7,593	262,034
EZCORP, Inc. (non-vtg.) Class A (a)	12,153	97,710
FirstCash Holdings, Inc.	9,324	683,076
Green Dot Corp. Class A (a)	12,765	358,697
Katapult Holdings, Inc. (a)(b)	12,662	16,461
LendingClub Corp. (a)	23,800	329,630
LendingTree, Inc. (a)	2,694	122,793
Medallion Financial Corp. (b)	5,194	35,345
MoneyLion, Inc. (a)(b)	21,018	32,998
Navient Corp.	34,255	564,180
Nelnet, Inc. Class A	4,660	443,119
NerdWallet, Inc. (b)	1,590	13,801
OneMain Holdings, Inc.	25,176	936,547
Oportun Financial Corp. (a)	5,764	52,914
PRA Group, Inc. (a)	9,268	369,237
PROG Holdings, Inc. (a)	13,202	243,181
Regional Management Corp.	2,265	92,865
SLM Corp.	63,678	993,377
SoFi Technologies, Inc. (a)(b)	172,936	1,091,226
Sunlight Financial Holdings, Inc. Class A (a)(b)	8,216	31,221
Upstart Holdings, Inc. (a)(b)	11,957	290,914
World Acceptance Corp. (a)(b)	886	98,147
		8,672,196
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	3,888	117,806
Acacia Research Corp. (a)	10,955	55,213
Cannae Holdings, Inc. (a)	18,777	396,382
Equitable Holdings, Inc.	83,634	2,377,715
Jackson Financial, Inc.	20,237	556,720
Voya Financial, Inc. (b)	24,134	1,451,901
		4,955,737
Insurance - 3.8%
Alleghany Corp. (a)	3,160	2,646,437
AMBAC Financial Group, Inc. (a)	11,172	131,494
American Equity Investment Life Holding Co.	18,102	679,911
American Financial Group, Inc.	15,626	2,088,884
Amerisafe, Inc.	4,555	207,526
Argo Group International Holdings, Ltd.	8,317	272,714
Assurant, Inc.	12,735	2,238,558
Assured Guaranty Ltd.	15,077	880,346
Axis Capital Holdings Ltd.	18,282	923,058
Brighthouse Financial, Inc. (a)	17,561	762,499
Brown & Brown, Inc.	55,137	3,589,419
BRP Group, Inc. (a)	13,043	359,596
CNO Financial Group, Inc.	27,109	508,294
eHealth, Inc. (a)(b)	5,510	40,774
Employers Holdings, Inc.	6,439	255,693
Enstar Group Ltd. (a)	2,881	570,208
Erie Indemnity Co. Class A	5,876	1,194,943
Everest Re Group Ltd.	9,289	2,427,680
First American Financial Corp.	25,307	1,467,806
Genworth Financial, Inc. Class A (a)	118,769	504,768
Globe Life, Inc.	21,339	2,149,477
GoHealth, Inc. (a)(b)	16,376	9,005
Goosehead Insurance (b)	4,832	271,607
Hanover Insurance Group, Inc.	8,372	1,142,527
HCI Group, Inc. (b)	1,915	131,120
Hippo Holdings, Inc. (a)(b)	84,067	71,793
Horace Mann Educators Corp.	9,854	337,500
James River Group Holdings Ltd.	8,741	207,686
Kemper Corp.	14,155	662,454
Kinsale Capital Group, Inc.	5,086	1,236,966
Lemonade, Inc. (a)(b)	9,022	170,065
Lincoln National Corp.	38,159	1,959,083
Loews Corp.	45,603	2,656,375
MBIA, Inc. (a)(b)	11,053	139,047
Mercury General Corp. (b)	6,244	261,811
National Western Life Group, Inc.	490	98,980
Old Republic International Corp.	67,323	1,566,606
Oscar Health, Inc. (a)(b)	8,718	47,077
Palomar Holdings, Inc. (a)	5,642	351,892
Primerica, Inc.	9,083	1,168,891
ProAssurance Corp.	12,830	283,928
Reinsurance Group of America, Inc.	15,774	1,826,314
RenaissanceRe Holdings Ltd.	10,483	1,355,557
RLI Corp.	9,399	1,033,702
Root, Inc. (a)(b)	25,705	26,990
Ryan Specialty Group Holdings, Inc. (b)	13,732	593,772
Safety Insurance Group, Inc.	3,283	284,144
Selective Insurance Group, Inc.	14,189	1,104,756
Selectquote, Inc. (a)(b)	29,907	55,029
Siriuspoint Ltd. (a)	20,416	89,422
Stewart Information Services Corp.	6,356	347,355
Tiptree, Inc.	4,749	52,761
Trean Insurance Group, Inc. (a)	4,114	21,228
Trupanion, Inc. (a)(b)	8,155	514,010
United Fire Group, Inc.	5,019	164,774
Universal Insurance Holdings, Inc.	6,527	82,567
Unum Group	47,371	1,524,872
W.R. Berkley Corp.	49,341	3,085,293
White Mountains Insurance Group Ltd.	702	870,080
		49,707,124
Mortgage Real Estate Investment Trusts - 1.2%
AG Mortgage Investment Trust, Inc. (b)	5,838	48,047
AGNC Investment Corp.	123,490	1,557,209
Annaly Capital Management, Inc.	367,955	2,531,530
Apollo Commercial Real Estate Finance, Inc.	30,718	392,576
Arbor Realty Trust, Inc.	37,890	629,732
Ares Commercial Real Estate Corp.	11,100	152,070
Armour Residential REIT, Inc.	24,332	191,493
Blackstone Mortgage Trust, Inc.	40,171	1,244,096
BrightSpire Capital, Inc.	22,570	199,519
Broadmark Realty Capital, Inc.	34,099	258,811
Cherry Hill Mortgage Investment Corp. (b)	4,594	32,663
Chimera Investment Corp.	55,432	580,373
Dynex Capital, Inc.	8,800	147,840
Ellington Financial LLC	13,615	218,521
Ellington Residential Mortgage REIT	3,364	28,594
Franklin BSP Realty Trust, Inc. (b)	19,820	304,237
Granite Point Mortgage Trust, Inc.	12,399	131,553
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	20,405	736,416
Invesco Mortgage Capital, Inc. (b)	7,802	138,095
KKR Real Estate Finance Trust, Inc. (b)	11,659	227,234
Ladder Capital Corp. Class A	26,215	311,434
MFA Financial, Inc.	21,785	282,334
New York Mortgage Trust, Inc.	90,827	285,197
Orchid Island Capital, Inc.	40,957	131,882
PennyMac Mortgage Investment Trust	22,234	341,514
Ready Capital Corp.	15,613	217,177
Redwood Trust, Inc.	28,402	245,961
Rithm Capital Corp.	109,995	1,200,045
Sachem Capital Corp.	8,044	38,531
Starwood Property Trust, Inc.	72,607	1,714,977
TPG RE Finance Trust, Inc.	13,956	151,423
Two Harbors Investment Corp.	81,494	438,438
		15,109,522
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	12,659	528,640
Blue Foundry Bancorp (b)	6,244	73,242
Capitol Federal Financial, Inc.	29,995	287,652
Columbia Financial, Inc. (a)	9,471	192,640
Essent Group Ltd.	25,456	1,063,043
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	2,147	236,793
Flagstar Bancorp, Inc.	12,450	512,940
Hingham Institution for Savings	364	105,564
Kearny Financial Corp.	17,209	201,517
Merchants Bancorp	6,007	158,945
MGIC Investment Corp.	73,050	1,032,927
Mr. Cooper Group, Inc. (a)	17,398	783,780
New York Community Bancorp, Inc.	110,348	1,171,896
NMI Holdings, Inc. (a)	20,034	379,444
Northfield Bancorp, Inc.	10,372	152,676
Ocwen Financial Corp. (a)	1,912	65,582
PennyMac Financial Services, Inc.	6,821	373,723
Provident Financial Services, Inc.	17,741	432,171
Radian Group, Inc.	40,693	910,302
Rocket Companies, Inc. (b)	27,889	265,503
Southern Missouri Bancorp, Inc.	1,690	91,159
TFS Financial Corp.	11,450	167,743
Trustco Bank Corp., New York	4,618	154,980
UWM Holdings Corp. Class A (b)	19,426	73,236
Walker & Dunlop, Inc.	7,137	803,912
Waterstone Financial, Inc.	5,196	96,905
WSFS Financial Corp.	15,392	734,506
		11,051,421
TOTAL FINANCIALS		211,224,454
HEALTH CARE - 12.7%
Biotechnology - 4.5%
2seventy bio, Inc. (a)(b)	9,058	130,345
4D Molecular Therapeutics, Inc. (a)	5,715	53,721
ACADIA Pharmaceuticals, Inc. (a)	28,048	412,025
Adagio Therapeutics, Inc. (b)	4,200	14,784
Adicet Bio, Inc. (a)	4,383	74,029
ADMA Biologics, Inc. (a)	43,089	92,210
Adverum Biotechnologies, Inc. (a)	17,165	25,061
Aeglea BioTherapeutics, Inc. (a)	8,123	3,374
Agenus, Inc. (a)(b)	58,849	151,830
Agios Pharmaceuticals, Inc. (a)(b)	13,046	281,402
Akebia Therapeutics, Inc. (a)	44,537	17,414
Akero Therapeutics, Inc. (a)	5,274	54,006
Alaunos Therapeutics, Inc. (a)(b)	50,315	58,869
Albireo Pharma, Inc. (a)(b)	4,481	93,160
Aldeyra Therapeutics, Inc. (a)(b)	13,201	66,533
Alector, Inc. (a)	13,760	140,627
Alkermes PLC (a)	38,652	989,491
Allakos, Inc. (a)	7,593	24,525
Allogene Therapeutics, Inc. (a)(b)	17,955	233,056
Allovir, Inc. (a)(b)	7,484	34,352
Altimmune, Inc. (a)(b)	9,291	111,585
ALX Oncology Holdings, Inc. (a)	5,080	49,174
Amicus Therapeutics, Inc. (a)	59,548	593,098
AnaptysBio, Inc. (a)(b)	4,692	98,250
Anavex Life Sciences Corp. (a)(b)	17,965	184,321
Anika Therapeutics, Inc. (a)	3,310	77,322
Apellis Pharmaceuticals, Inc. (a)	21,351	1,201,634
Applied Molecular Transport, Inc. (a)(b)	3,635	6,907
AquaBounty Technologies, Inc. (a)(b)	11,556	17,103
Arbutus Biopharma Corp. (a)	25,534	58,984
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,935	86,609
Arcus Biosciences, Inc. (a)(b)	10,962	291,480
Arcutis Biotherapeutics, Inc. (a)	6,457	156,647
Ardelyx, Inc. (a)(b)	19,310	13,478
Arrowhead Pharmaceuticals, Inc. (a)	24,836	1,056,275
Assembly Biosciences, Inc. (a)(b)	9,778	20,240
Atara Biotherapeutics, Inc. (a)	23,152	70,151
Athersys, Inc. (a)(b)	45,968	11,451
Atossa Therapeutics, Inc. (a)(b)	34,724	32,679
Atreca, Inc. (a)(b)	9,122	17,970
Aura Biosciences, Inc. (b)	1,202	17,141
AVEO Pharmaceuticals, Inc. (a)(b)	6,929	49,612
Avid Bioservices, Inc. (a)	14,508	285,082
Avidity Biosciences, Inc. (a)(b)	10,986	178,962
Avita Medical, Inc. (a)	5,197	29,259
Beam Therapeutics, Inc. (a)(b)	10,899	686,419
BioAtla, Inc. (a)(b)	3,142	10,683
BioCryst Pharmaceuticals, Inc. (a)(b)	43,582	480,274
Biohaven Pharmaceutical Holding Co. Ltd. (a)	14,889	2,174,092
BioXcel Therapeutics, Inc. (a)(b)	4,800	74,112
bluebird bio, Inc. (a)(b)	16,259	65,849
Blueprint Medicines Corp. (a)	14,002	714,942
BridgeBio Pharma, Inc. (a)(b)	25,143	217,738
C4 Therapeutics, Inc. (a)(b)	8,450	81,458
Cardiff Oncology, Inc. (a)(b)	9,823	21,709
CareDx, Inc. (a)	12,815	304,869
Caribou Biosciences, Inc.	5,457	44,311
Catalyst Pharmaceutical Partners, Inc. (a)	22,765	233,114
Cel-Sci Corp. (a)(b)	10,716	41,042
Celldex Therapeutics, Inc. (a)	11,151	342,559
Century Therapeutics, Inc. (a)	2,876	30,399
Cerevel Therapeutics Holdings (a)	13,115	344,793
Checkpoint Therapeutics, Inc. (a)(b)	20,314	22,752
ChemoCentryx, Inc. (a)	11,556	272,953
Chimerix, Inc. (a)	17,315	37,920
Chinook Therapeutics, Inc. (a)	11,106	205,572
Clovis Oncology, Inc. (a)(b)	32,069	53,555
Cogent Biosciences, Inc. (a)	8,986	99,655
Coherus BioSciences, Inc. (a)(b)	15,784	133,690
Concert Pharmaceuticals, Inc. (a)	5,465	30,604
Cortexyme, Inc. (a)(b)	3,704	7,223
Crinetics Pharmaceuticals, Inc. (a)	10,357	198,958
CRISPR Therapeutics AG (a)(b)	16,816	1,261,200
CTI BioPharma Corp. (a)(b)	20,090	131,389
Cue Biopharma, Inc. (a)	6,426	17,479
Cullinan Oncology, Inc. (a)	5,602	75,683
Curis, Inc. (a)	16,080	15,844
Cytokinetics, Inc. (a)	20,271	858,071
CytomX Therapeutics, Inc. (a)	13,476	19,271
Day One Biopharmaceuticals, Inc. (a)	4,991	85,496
Deciphera Pharmaceuticals, Inc. (a)	11,247	142,724
Denali Therapeutics, Inc. (a)	21,988	748,032
DermTech, Inc. (a)(b)	6,481	53,144
Design Therapeutics, Inc. (a)	2,616	51,326
Dynavax Technologies Corp. (a)(b)	27,614	397,089
Dyne Therapeutics, Inc. (a)	5,277	55,356
Eagle Pharmaceuticals, Inc. (a)	2,672	106,078
Editas Medicine, Inc. (a)(b)	16,028	255,005
Eiger Biopharmaceuticals, Inc. (a)	9,505	82,598
Emergent BioSolutions, Inc. (a)	10,573	366,249
Enanta Pharmaceuticals, Inc. (a)	4,418	243,653
Entrada Therapeutics, Inc. (b)	2,253	28,838
Epizyme, Inc. (a)	34,737	51,411
Erasca, Inc.	4,250	32,045
Evelo Biosciences, Inc. (a)	5,405	11,405
Exelixis, Inc. (a)	75,850	1,586,782
Fate Therapeutics, Inc. (a)(b)	19,234	587,214
FibroGen, Inc. (a)	20,269	254,984
Foghorn Therapeutics, Inc. (a)(b)	4,611	67,459
Forma Therapeutics Holdings, Inc. (a)	7,484	61,968
G1 Therapeutics, Inc. (a)(b)	8,538	71,122
Generation Bio Co. (a)(b)	10,543	67,264
Genprex, Inc. (a)(b)	8,257	11,477
Geron Corp. (a)(b)	88,889	168,889
Global Blood Therapeutics, Inc. (a)	13,902	454,873
Gossamer Bio, Inc. (a)(b)	12,381	139,039
Greenwich Lifesciences, Inc. (a)(b)	826	6,682
Gritstone Bio, Inc. (a)(b)	15,752	40,010
Halozyme Therapeutics, Inc. (a)	32,567	1,592,526
Harpoon Therapeutics, Inc. (a)	4,753	9,268
Heron Therapeutics, Inc. (a)(b)	25,211	70,087
Homology Medicines, Inc. (a)	8,060	17,329
Humacyte, Inc. Class A (a)(b)	14,231	49,524
Humanigen, Inc. (a)(b)	10,484	3,848
iBio, Inc. (a)(b)	47,455	10,843
Icosavax, Inc. (a)(b)	2,758	19,306
Ideaya Biosciences, Inc. (a)(b)	7,594	113,302
IGM Biosciences, Inc. (a)(b)	1,759	28,337
Imago BioSciences, Inc. (b)	1,902	30,622
Immunic, Inc. (a)	4,015	14,213
ImmunityBio, Inc. (a)(b)	15,734	61,205
ImmunoGen, Inc. (a)	46,571	220,747
Immunovant, Inc. (a)(b)	10,852	44,710
Infinity Pharmaceuticals, Inc. (a)	25,312	16,091
Inhibrx, Inc. (a)(b)	4,951	85,850
Inmune Bio, Inc. (a)(b)	3,156	28,309
Inovio Pharmaceuticals, Inc. (a)(b)	55,493	109,876
Insmed, Inc. (a)	28,120	622,014
Intellia Therapeutics, Inc. (a)	16,532	1,070,612
Intercept Pharmaceuticals, Inc. (a)(b)	6,008	76,662
Ionis Pharmaceuticals, Inc. (a)	33,434	1,255,781
Iovance Biotherapeutics, Inc. (a)(b)	32,447	378,008
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	36,000	412,200
iTeos Therapeutics, Inc. (a)	4,697	114,889
Iveric Bio, Inc. (a)	26,198	280,057
Janux Therapeutics, Inc. (a)(b)	2,620	32,540
Jounce Therapeutics, Inc. (a)	7,031	21,585
Kalvista Pharmaceuticals, Inc. (a)	4,493	55,489
Karuna Therapeutics, Inc. (a)	5,199	677,170
Karyopharm Therapeutics, Inc. (a)(b)	16,598	70,542
Keros Therapeutics, Inc. (a)	3,029	97,170
Kezar Life Sciences, Inc. (a)(b)	10,189	99,547
Kiniksa Pharmaceuticals Ltd. (a)	7,060	69,965
Kinnate Biopharma, Inc. (a)(b)	3,588	38,392
Kodiak Sciences, Inc. (a)	7,495	74,575
Kronos Bio, Inc. (a)	8,975	37,695
Krystal Biotech, Inc. (a)	4,967	360,505
Kura Oncology, Inc. (a)	15,687	240,168
Kymera Therapeutics, Inc. (a)(b)	8,337	183,664
Lexicon Pharmaceuticals, Inc. (a)(b)	16,213	38,587
Ligand Pharmaceuticals, Inc. Class B (a)(b)	3,996	367,752
Lineage Cell Therapeutics, Inc. (a)(b)	27,150	44,526
Macrogenics, Inc. (a)(b)	13,218	41,372
Madrigal Pharmaceuticals, Inc. (a)	2,875	180,608
MannKind Corp. (a)(b)	59,391	204,899
Mersana Therapeutics, Inc. (a)	21,764	110,343
MiMedx Group, Inc. (a)	20,594	70,431
Mirati Therapeutics, Inc. (a)	11,802	760,049
Mirum Pharmaceuticals, Inc. (a)(b)	3,684	92,468
Monte Rosa Therapeutics, Inc. (a)(b)	2,639	23,936
Morphic Holding, Inc. (a)	6,398	169,355
Myovant Sciences Ltd. (a)(b)	11,023	144,181
Myriad Genetics, Inc. (a)	18,972	500,481
Natera, Inc. (a)	21,017	987,799
Neurocrine Biosciences, Inc. (a)	22,597	2,127,056
NextCure, Inc. (a)	3,778	16,245
Nkarta, Inc. (a)(b)	6,949	93,881
Novavax, Inc. (a)(b)	18,431	1,004,674
Nurix Therapeutics, Inc. (a)(b)	9,362	149,418
Nuvalent, Inc. Class A (a)(b)	2,074	30,820
Ocugen, Inc. (a)(b)	52,348	135,058
Olema Pharmaceuticals, Inc. (a)	7,706	38,684
Organogenesis Holdings, Inc. Class A (a)	14,947	85,796
ORIC Pharmaceuticals, Inc. (a)	6,825	24,980
Outlook Therapeutics, Inc. (a)(b)	30,099	34,012
Oyster Point Pharma, Inc. (a)(b)	2,743	16,540
Palatin Technologies, Inc. (a)(b)	45,400	12,571
Passage Bio, Inc. (a)	7,650	14,306
PDL BioPharma, Inc. (a)(c)	15,583	22,907
PDS Biotechnology Corp. (a)(b)	4,834	20,690
Pieris Pharmaceuticals, Inc. (a)	16,460	28,970
PMV Pharmaceuticals, Inc. (a)(b)	6,469	96,712
Point Biopharma Global, Inc. (a)(b)	17,232	126,483
Praxis Precision Medicines, Inc. (a)(b)	8,261	29,161
Precigen, Inc. (a)	24,049	37,757
Precision BioSciences, Inc. (a)	10,996	16,164
Prelude Therapeutics, Inc. (a)(b)	2,905	14,525
Prometheus Biosciences, Inc. (a)	2,567	109,534
Protagonist Therapeutics, Inc. (a)	10,482	104,296
Prothena Corp. PLC (a)	8,412	261,277
PTC Therapeutics, Inc. (a)	16,704	727,459
Puma Biotechnology, Inc. (a)	7,667	22,464
Radius Health, Inc. (a)	11,504	115,960
RAPT Therapeutics, Inc. (a)	4,736	87,237
Recursion Pharmaceuticals, Inc. (a)(b)	6,333	53,577
REGENXBIO, Inc. (a)	8,860	277,938
Relay Therapeutics, Inc. (a)(b)	18,274	347,571
Repligen Corp. (a)(b)	12,117	2,585,283
Replimune Group, Inc. (a)	6,997	134,902
Revolution Medicines, Inc. (a)	14,761	333,451
Rhythm Pharmaceuticals, Inc. (a)(b)	9,736	122,674
Rigel Pharmaceuticals, Inc. (a)	40,061	47,673
Rocket Pharmaceuticals, Inc. (a)(b)	11,023	159,834
Rubius Therapeutics, Inc. (a)	10,066	7,066
S.A.B. Biotherapeutics, Inc. (a)(b)	5,366	5,795
Sage Therapeutics, Inc. (a)	12,375	425,824
Sana Biotechnology, Inc. (a)(b)	19,855	132,631
Sangamo Therapeutics, Inc. (a)	28,418	121,913
Sarepta Therapeutics, Inc. (a)	20,664	1,920,719
Scholar Rock Holding Corp. (a)(b)	5,871	40,275
Selecta Biosciences, Inc. (a)(b)	30,931	49,180
Seres Therapeutics, Inc. (a)	14,283	58,703
Sesen Bio, Inc. (a)	47,241	37,084
Shattuck Labs, Inc. (a)	6,051	23,054
Silverback Therapeutics, Inc. (a)	4,570	23,581
Solid Biosciences, Inc. (a)	10,911	7,365
Sorrento Therapeutics, Inc. (a)(b)	91,815	238,719
Spectrum Pharmaceuticals, Inc. (a)(b)	43,763	35,579
Spero Therapeutics, Inc. (a)	6,057	4,435
Springworks Therapeutics, Inc. (a)(b)	6,058	181,013
Stoke Therapeutics, Inc. (a)(b)	5,413	80,058
Surface Oncology, Inc. (a)	8,171	13,972
Sutro Biopharma, Inc. (a)	9,456	55,318
Syndax Pharmaceuticals, Inc. (a)	11,624	236,781
Taysha Gene Therapies, Inc. (a)(b)	6,122	24,917
TCR2 Therapeutics, Inc. (a)	10,165	32,325
Tenaya Therapeutics, Inc. (a)	2,834	13,518
TG Therapeutics, Inc. (a)	30,837	184,714
TONIX Pharmaceuticals Holding (a)(b)	2,951	4,958
Travere Therapeutics, Inc. (a)	12,563	295,733
Turning Point Therapeutics, Inc. (a)	11,686	876,216
Twist Bioscience Corp. (a)	13,227	578,549
Tyra Biosciences, Inc. (b)	2,261	24,080
Ultragenyx Pharmaceutical, Inc. (a)	16,601	884,501
uniQure B.V. (a)	8,399	212,915
United Therapeutics Corp. (a)	10,679	2,467,597
Vanda Pharmaceuticals, Inc. (a)	12,987	140,000
Vaxart, Inc. (a)(b)	28,850	106,168
Vaxcyte, Inc. (a)	8,275	190,987
VBI Vaccines, Inc. (a)(b)	56,923	48,424
Veracyte, Inc. (a)(b)	16,994	447,622
Verastem, Inc. (a)	42,396	45,364
Vericel Corp. (a)	11,280	367,051
Verve Therapeutics, Inc. (a)(b)	3,664	90,208
Viking Therapeutics, Inc. (a)	15,430	46,444
Vir Biotechnology, Inc. (a)	17,393	483,699
Viridian Therapeutics, Inc. (a)(b)	6,126	81,108
VistaGen Therapeutics, Inc. (a)(b)	40,544	5,802
Voyager Therapeutics, Inc. (a)(b)	5,824	39,021
Xencor, Inc. (a)	14,034	402,635
Y-mAbs Therapeutics, Inc. (a)(b)	8,564	133,513
Zentalis Pharmaceuticals, Inc. (a)	11,387	332,500
		57,664,806
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)(b)	21,478	45,104
Alphatec Holdings, Inc. (a)(b)	15,725	118,567
Angiodynamics, Inc. (a)	8,956	203,212
Apollo Endosurgery, Inc. (a)(b)	6,534	36,656
Artivion, Inc. (a)	9,388	184,005
Asensus Surgical, Inc. (a)(b)	50,428	22,188
Atricure, Inc. (a)	10,845	535,851
Atrion Corp.	327	221,019
Avanos Medical, Inc. (a)	11,185	317,318
AxoGen, Inc. (a)	10,089	94,029
Axonics Modulation Technologies, Inc. (a)	11,051	716,878
Beyond Air, Inc. (a)(b)	5,600	51,688
BioLife Solutions, Inc. (a)	6,964	134,196
Bioventus, Inc. (a)(b)	5,170	43,893
Butterfly Network, Inc. Class A (a)(b)	32,119	139,396
Cardiovascular Systems, Inc. (a)	9,502	146,426
Cerus Corp. (a)	41,995	226,773
ClearPoint Neuro, Inc. (a)(b)	3,964	56,170
Co.-Diagnostics, Inc. (a)(b)	7,154	46,930
CONMED Corp.	6,984	681,848
CryoPort, Inc. (a)(b)	11,742	436,802
Cutera, Inc. (a)(b)	3,825	177,557
DarioHealth Corp. (a)(b)	5,124	31,308
Dentsply Sirona, Inc.	50,790	1,836,566
Eargo, Inc. (a)(b)	6,238	4,429
Enovis Corp. (a)(b)	11,108	663,370
Envista Holdings Corp. (a)	38,313	1,557,423
Figs, Inc. Class A (a)	8,689	91,843
Glaukos Corp. (a)	11,187	602,420
Globus Medical, Inc. (a)(b)	18,711	1,098,149
Haemonetics Corp. (a)	12,038	836,521
Heska Corp. (a)	2,616	239,338
ICU Medical, Inc. (a)(b)	4,730	838,014
Inari Medical, Inc. (a)(b)	8,005	621,028
Inogen, Inc. (a)	4,762	132,479
Integer Holdings Corp. (a)	7,874	550,314
Integra LifeSciences Holdings Corp. (a)	16,850	927,424
IRadimed Corp.	1,470	62,108
iRhythm Technologies, Inc. (a)	7,019	1,085,348
Lantheus Holdings, Inc. (a)	16,157	1,239,565
LeMaitre Vascular, Inc. (b)	4,477	225,417
LivaNova PLC (a)	12,614	803,133
Masimo Corp. (a)	12,055	1,742,912
Meridian Bioscience, Inc. (a)	10,283	325,560
Merit Medical Systems, Inc. (a)	11,886	683,207
Mesa Laboratories, Inc. (b)	1,222	260,592
Neogen Corp. (a)	25,807	596,916
Nevro Corp. (a)	8,245	357,421
Novocure Ltd. (a)(b)	21,227	1,443,224
NuVasive, Inc. (a)	12,300	645,996
Omnicell, Inc. (a)	10,469	1,152,846
OraSure Technologies, Inc. (a)	17,207	52,653
Orthofix International NV (a)	4,603	118,067
OrthoPediatrics Corp. (a)(b)	3,278	154,886
Outset Medical, Inc. (a)	9,929	153,403
Owlet, Inc. (a)	15,988	34,054
Penumbra, Inc. (a)	8,398	1,170,513
PROCEPT BioRobotics Corp.	1,568	60,054
Pulmonx Corp. (a)	8,500	144,840
QuidelOrtho Corp. (a)	11,809	1,204,990
Quotient Ltd. (a)	20,945	5,446
Seaspine Holdings Corp. (a)	7,559	44,900
Semler Scientific, Inc. (a)	1,115	34,598
Senseonics Holdings, Inc. (a)(b)	98,795	127,446
Shockwave Medical, Inc. (a)(b)	8,436	1,779,405
SI-BONE, Inc. (a)	6,436	86,500
Sientra, Inc. (a)(b)	13,283	9,829
Sight Sciences, Inc.	2,263	21,001
Silk Road Medical, Inc. (a)(b)	8,318	378,552
SmileDirectClub, Inc. (a)(b)	22,917	26,355
Staar Surgical Co. (a)	11,259	908,601
Stereotaxis, Inc. (a)	10,037	20,977
SurModics, Inc. (a)	3,294	114,631
Tactile Systems Technology, Inc. (a)	4,404	34,131
Tandem Diabetes Care, Inc. (a)	15,142	1,002,552
TransMedics Group, Inc. (a)	6,621	267,356
Treace Medical Concepts, Inc. (a)	2,623	44,381
UFP Technologies, Inc. (a)	1,615	130,040
Utah Medical Products, Inc.	756	69,053
Vapotherm, Inc. (a)	5,087	11,598
Varex Imaging Corp. (a)(b)	9,182	204,667
Vicarious Surgical, Inc. (a)	8,044	31,372
ViewRay, Inc. (a)	36,703	111,944
Zimvie, Inc. (a)(b)	4,677	90,827
Zomedica Corp. (a)(b)	219,003	56,525
Zynex, Inc. (b)	5,381	46,169
		34,043,693
Health Care Providers & Services - 2.6%
1Life Healthcare, Inc. (a)	40,735	690,051
23andMe Holding Co. Class A (a)(b)	49,220	136,832
Acadia Healthcare Co., Inc. (a)	21,295	1,765,568
Accolade, Inc. (a)	13,561	125,304
AdaptHealth Corp. (a)(b)	22,999	508,508
Addus HomeCare Corp. (a)	3,729	346,088
Agiliti, Inc. (a)(b)	6,694	146,532
Amedisys, Inc. (a)(b)	7,686	921,167
AMN Healthcare Services, Inc. (a)	10,553	1,186,579
Apollo Medical Holdings, Inc. (a)(b)	8,964	475,361
ATI Physical Therapy, Inc. (a)(b)	10,490	11,015
Aveanna Healthcare Holdings, Inc. (a)(b)	8,393	17,793
Brookdale Senior Living, Inc. (a)	43,058	207,540
Cano Health, Inc. (a)(b)	45,013	274,129
CareMax, Inc. Class A (a)	14,974	107,064
Castle Biosciences, Inc. (a)	5,628	157,359
Chemed Corp.	3,515	1,691,031
Clover Health Investments Corp. (a)(b)	73,399	205,517
Community Health Systems, Inc. (a)	30,033	89,498
Corvel Corp. (a)	2,189	360,944
Covetrus, Inc. (a)	24,636	511,690
Cross Country Healthcare, Inc. (a)	8,217	216,600
DaVita HealthCare Partners, Inc. (a)	14,272	1,201,132
DocGo, Inc. Class A (a)(b)	17,774	137,393
Encompass Health Corp.	23,479	1,188,507
Enhabit Home Health & Hospice (a)	9,785	171,335
Fulgent Genetics, Inc. (a)	4,642	277,360
Guardant Health, Inc. (a)	23,936	1,200,869
Hanger, Inc. (a)	9,092	168,838
HealthEquity, Inc. (a)	19,935	1,159,619
Henry Schein, Inc. (a)	32,517	2,563,315
Hims & Hers Health, Inc. (a)(b)	30,097	186,300
InfuSystems Holdings, Inc. (a)	4,754	46,447
Invitae Corp. (a)(b)	48,339	91,844
LHC Group, Inc. (a)	7,286	1,188,055
MEDNAX, Inc. (a)	20,193	457,573
Modivcare, Inc. (a)	2,932	292,614
National Healthcare Corp.	3,123	221,827
National Research Corp. Class A	3,208	121,583
Oak Street Health, Inc. (a)(b)	32,944	953,729
Opko Health, Inc. (a)(b)	95,320	224,955
Option Care Health, Inc. (a)	32,650	1,097,040
Owens & Minor, Inc.	17,932	634,972
Patterson Companies, Inc.	20,285	630,052
Pennant Group, Inc. (a)	6,399	85,363
PetIQ, Inc. Class A (a)	6,250	102,500
Premier, Inc.	27,851	1,071,149
Privia Health Group, Inc. (a)	6,437	236,753
Progyny, Inc. (a)	16,754	511,500
R1 Rcm, Inc. (a)	31,540	788,500
RadNet, Inc. (a)	11,231	231,022
Select Medical Holdings Corp.	24,224	717,515
Sema4 Holdings Corp. Class A (a)(b)	62,390	101,072
Surgery Partners, Inc. (a)	8,543	336,423
Talkspace, Inc. Class A (a)(b)	24,028	44,932
Tenet Healthcare Corp. (a)	25,318	1,674,026
The Ensign Group, Inc.	12,420	989,750
The Joint Corp. (a)	3,276	56,020
U.S. Physical Therapy, Inc.	3,052	396,089
Universal Health Services, Inc. Class B	15,851	1,782,762
		33,492,905
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)	27,281	431,585
American Well Corp. (a)	46,855	182,735
Certara, Inc. (a)(b)	24,648	566,658
Change Healthcare, Inc. (a)	59,352	1,440,473
Computer Programs & Systems, Inc. (a)	3,402	114,852
Definitive Healthcare Corp. (b)	6,230	161,855
Doximity, Inc. (a)(b)	21,930	928,078
Evolent Health, Inc. (a)	19,542	664,233
GoodRx Holdings, Inc. (a)(b)	16,665	103,823
Health Catalyst, Inc. (a)	12,936	216,549
HealthStream, Inc. (a)	5,878	141,425
iCAD, Inc. (a)	5,015	18,706
Inspire Medical Systems, Inc. (a)	6,529	1,364,496
MultiPlan Corp. Class A (a)(b)	56,959	288,213
Nextgen Healthcare, Inc. (a)	13,150	225,128
OptimizeRx Corp. (a)(b)	4,477	100,598
Phreesia, Inc. (a)	12,159	285,615
Schrodinger, Inc. (a)	11,230	351,499
Sharecare, Inc. Class A (a)(b)	67,807	96,964
Simulations Plus, Inc.	3,650	234,148
Tabula Rasa HealthCare, Inc. (a)(b)	5,143	22,886
UpHealth, Inc. (a)	15,482	9,754
		7,950,273
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)(b)	22,251	893,378
Adaptive Biotechnologies Corp. (a)	25,343	232,142
Azenta, Inc.	17,686	1,207,246
Berkeley Lights, Inc. (a)(b)	9,327	41,878
Bio-Rad Laboratories, Inc. Class A (a)	5,091	2,867,557
BioNano Genomics, Inc. (a)(b)	68,156	126,770
Bruker Corp.	23,639	1,620,453
ChromaDex, Inc. (a)(b)	15,873	27,302
Codexis, Inc. (a)	13,741	94,263
Frontage Holdings Corp. (a)(d)	182,000	59,585
Inotiv, Inc. (a)(b)	3,362	62,802
Maravai LifeSciences Holdings, Inc. (a)	25,864	674,792
Medpace Holdings, Inc. (a)	6,369	1,079,737
Nanostring Technologies, Inc. (a)	10,710	137,088
Nautilus Biotechnology, Inc. (a)(b)	13,549	39,428
NeoGenomics, Inc. (a)	29,692	300,483
Pacific Biosciences of California, Inc. (a)(b)	53,539	233,965
Personalis, Inc. (a)	8,549	31,546
Quanterix Corp. (a)	7,946	127,057
Quantum-Si, Inc. (a)	20,908	67,951
Science 37 Holdings, Inc. (a)	11,638	23,160
Seer, Inc. (a)(b)	8,767	78,903
SomaLogic, Inc. Class A (a)	33,195	167,635
Sotera Health Co. (a)	23,211	445,651
Standard BioTools, Inc. (a)(b)	15,655	22,700
Syneos Health, Inc. (a)	24,192	1,914,555
		12,578,027
Pharmaceuticals - 1.4%
9 Meters Biopharma, Inc. (a)	54,525	12,001
Aclaris Therapeutics, Inc. (a)	11,986	184,704
Adamis Pharmaceuticals Corp. (a)(b)	30,873	11,655
Aerie Pharmaceuticals, Inc. (a)	11,031	77,327
Amneal Pharmaceuticals, Inc. (a)	22,866	80,946
Amphastar Pharmaceuticals, Inc. (a)	8,816	329,630
Ampio Pharmaceuticals, Inc. (a)(b)	52,030	7,909
ANI Pharmaceuticals, Inc. (a)	3,116	106,723
Arvinas Holding Co. LLC (a)	10,212	542,359
Atea Pharmaceuticals, Inc. (a)	12,575	103,115
Athira Pharma, Inc. (a)(b)	7,319	25,470
Axsome Therapeutics, Inc. (a)(b)	7,222	278,697
Cara Therapeutics, Inc. (a)(b)	10,066	87,977
Cassava Sciences, Inc. (a)(b)	8,847	144,472
Citius Pharmaceuticals, Inc. (a)(b)	29,239	26,110
Clearside Biomedical, Inc. (a)	11,373	17,514
Collegium Pharmaceutical, Inc. (a)(b)	8,102	139,273
Corcept Therapeutics, Inc. (a)(b)	22,620	648,289
CymaBay Therapeutics, Inc. (a)	18,347	57,426
DICE Therapeutics, Inc. (b)	2,848	49,100
Edgewise Therapeutics, Inc. (a)	2,474	23,924
Endo International PLC (a)	53,021	28,112
Esperion Therapeutics, Inc. (a)(b)	14,716	84,911
Evolus, Inc. (a)(b)	7,948	97,999
Eyepoint Pharmaceuticals, Inc. (a)	5,643	51,521
Fulcrum Therapeutics, Inc. (a)	6,867	40,378
Harmony Biosciences Holdings, Inc. (a)	5,463	277,138
Innoviva, Inc. (a)	14,651	210,095
Intra-Cellular Therapies, Inc. (a)	20,485	1,108,648
Jazz Pharmaceuticals PLC (a)	14,688	2,292,209
KemPharm, Inc. (a)(b)	6,582	36,859
Liquidia Technologies, Inc. (a)(b)	12,525	61,435
Marinus Pharmaceuticals, Inc. (a)(b)	7,668	42,711
Nektar Therapeutics (a)(b)	43,079	170,593
NGM Biopharmaceuticals, Inc. (a)	8,878	128,553
NRX Pharmaceuticals, Inc. (a)(b)	7,665	6,078
Nuvation Bio, Inc. (a)	27,079	74,738
Ocular Therapeutix, Inc. (a)	19,095	85,546
Omeros Corp. (a)(b)	14,523	72,325
Organon & Co.	59,771	1,895,936
Pacira Biosciences, Inc. (a)	10,693	604,796
Paratek Pharmaceuticals, Inc. (a)(b)	10,928	25,025
Perrigo Co. PLC	31,637	1,324,641
Phathom Pharmaceuticals, Inc. (a)(b)	3,917	36,076
Phibro Animal Health Corp. Class A	4,870	95,306
Pliant Therapeutics, Inc. (a)(b)	5,034	87,441
PLx Pharma PLC (a)	5,372	11,926
Prestige Brands Holdings, Inc. (a)	11,872	716,000
Provention Bio, Inc. (a)(b)	11,269	43,048
Reata Pharmaceuticals, Inc. (a)(b)	6,401	196,383
Relmada Therapeutics, Inc. (a)	6,775	173,440
Revance Therapeutics, Inc. (a)	15,871	246,318
Royalty Pharma PLC	85,086	3,700,390
SCYNEXIS, Inc. (a)(b)	8,413	19,434
Seelos Therapeutics, Inc. (a)(b)	24,386	20,489
SIGA Technologies, Inc. (b)	8,830	151,788
Supernus Pharmaceuticals, Inc. (a)	12,670	402,273
Theravance Biopharma, Inc. (a)	12,862	113,057
Theseus Pharmaceuticals, Inc. (b)	2,310	16,655
Tricida, Inc. (a)(b)	7,567	69,314
Ventyx Biosciences, Inc. (b)	2,048	30,945
Xeris Biopharma Holdings, Inc. (a)(b)	30,035	42,650
Xeris Biopharma Holdings, Inc. rights (a)(c)	12,393	2,245
Zynerba Pharmaceuticals, Inc. (a)(b)	10,454	11,918
		17,861,964
TOTAL HEALTH CARE		163,591,668
INDUSTRIALS - 17.1%
Aerospace & Defense - 1.5%
AAR Corp. (a)	7,939	353,524
Aerojet Rocketdyne Holdings, Inc. (a)	17,643	770,823
AeroVironment, Inc. (a)	5,478	474,614
AerSale Corp. (a)(b)	3,592	62,896
Archer Aviation, Inc. Class A (a)(b)	29,934	120,933
Astra Space, Inc. Class A (a)(b)	28,499	40,754
Astronics Corp. (a)	6,472	72,616
Axon Enterprise, Inc. (a)	16,775	1,848,437
BWX Technologies, Inc.	21,504	1,218,847
Byrna Technologies, Inc. (a)(b)	3,564	29,189
Cadre Holdings, Inc.	1,387	32,803
Curtiss-Wright Corp.	9,038	1,296,411
Ducommun, Inc. (a)	2,455	116,220
Hexcel Corp.	19,599	1,185,935
Howmet Aerospace, Inc.	88,491	3,285,671
Huntington Ingalls Industries, Inc.	9,438	2,046,536
Kaman Corp.	6,610	203,456
Kratos Defense & Security Solutions, Inc. (a)	29,258	421,023
Maxar Technologies, Inc.	17,323	476,036
Mercury Systems, Inc. (a)	13,664	806,313
Momentus, Inc. Class A (a)	11,384	20,036
Moog, Inc. Class A	6,710	574,644
National Presto Industries, Inc.	1,130	80,456
Park Aerospace Corp.	4,448	54,266
Parsons Corp. (a)	6,388	276,153
Rocket Lab U.S.A., Inc. Class A (a)(b)	36,262	169,344
Spirit AeroSystems Holdings, Inc. Class A	24,754	812,426
Triumph Group, Inc. (a)	15,006	233,193
V2X, Inc. (a)	2,804	93,205
Virgin Galactic Holdings, Inc. (a)(b)	42,622	317,108
Woodward, Inc.	14,294	1,496,582
		18,990,450
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	13,709	429,640
Atlas Air Worldwide Holdings, Inc. (a)	6,156	466,071
Forward Air Corp.	6,300	661,059
GXO Logistics, Inc. (a)	24,085	1,156,080
Hub Group, Inc. Class A (a)	8,005	611,582
		3,324,432
Airlines - 0.5%
Alaska Air Group, Inc. (a)	29,769	1,319,660
Allegiant Travel Co. (a)	3,547	409,005
American Airlines Group, Inc. (a)	153,344	2,102,346
Blade Air Mobility, Inc. (a)	11,534	64,071
Hawaiian Holdings, Inc. (a)	12,150	181,764
JetBlue Airways Corp. (a)	75,888	638,977
Joby Aviation, Inc. (a)(b)	62,171	344,427
Mesa Air Group, Inc. (a)	7,001	15,822
SkyWest, Inc. (a)	11,610	280,382
Spirit Airlines, Inc. (a)	25,492	631,437
Sun Country Airlines Holdings, Inc. (a)(b)	7,268	146,596
Wheels Up Experience, Inc. Class A (a)(b)	42,049	94,190
		6,228,677
Building Products - 2.3%
A.O. Smith Corp.	30,578	1,934,670
AAON, Inc.	9,806	590,027
Advanced Drain Systems, Inc.	13,362	1,584,733
Allegion PLC	20,702	2,188,201
American Woodmark Corp. (a)	3,928	197,264
Apogee Enterprises, Inc.	5,204	216,538
Armstrong World Industries, Inc.	11,008	983,565
Builders FirstSource, Inc. (a)	40,661	2,764,948
Carlisle Companies, Inc.	12,148	3,597,023
CSW Industrials, Inc.	3,653	436,424
Fortune Brands Home & Security, Inc.	30,876	2,151,440
Gibraltar Industries, Inc. (a)	7,615	356,306
Griffon Corp.	11,249	337,582
Hayward Holdings, Inc. (a)(b)	14,085	164,372
Insteel Industries, Inc.	4,582	143,417
Janus International Group, Inc. (a)	13,058	132,800
Jeld-Wen Holding, Inc. (a)	20,390	362,534
Lennox International, Inc.	7,776	1,862,585
Masonite International Corp. (a)	5,272	479,910
Owens Corning	22,865	2,120,500
PGT Innovations, Inc. (a)	13,816	302,570
Quanex Building Products Corp.	7,991	196,659
Resideo Technologies, Inc. (a)	34,370	773,669
Simpson Manufacturing Co. Ltd.	10,166	1,049,944
Tecnoglass, Inc. (b)	4,772	106,941
The AZEK Co., Inc. (a)	26,137	540,513
Trex Co., Inc. (a)(b)	26,723	1,724,168
UFP Industries, Inc.	14,693	1,354,842
View, Inc. Class A (a)(b)	13,494	29,822
Zurn Elkay Water Solutions Cor	29,624	857,615
		29,541,582
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	15,677	702,957
ACCO Brands Corp.	22,646	162,372
ACV Auctions, Inc. Class A (a)	26,860	198,495
Aqua Metals, Inc. (a)(b)	15,071	13,006
Aris Water Solution, Inc. Class A (b)	4,766	100,896
Aurora Innovation, Inc. (a)(b)	66,658	169,311
Brady Corp. Class A	11,323	541,806
BrightView Holdings, Inc. (a)	11,132	146,274
Casella Waste Systems, Inc. Class A (a)	11,902	963,467
Cimpress PLC (a)	4,544	182,623
Clean Harbors, Inc. (a)	11,769	1,148,537
CoreCivic, Inc. (a)	28,606	308,087
Deluxe Corp.	9,871	248,157
Driven Brands Holdings, Inc. (a)	12,999	394,910
Ennis, Inc.	5,857	127,975
Harsco Corp. (a)	18,633	89,625
Healthcare Services Group, Inc.	17,435	250,018
Heritage-Crystal Clean, Inc. (a)	4,101	137,630
HNI Corp.	10,122	357,509
IAA, Inc. (a)	31,548	1,190,306
Interface, Inc.	14,040	203,440
KAR Auction Services, Inc. (a)	28,542	488,068
Kimball International, Inc. Class B	8,421	68,968
Matthews International Corp. Class A	7,458	208,451
Millerknoll, Inc.	17,799	535,928
Montrose Environmental Group, Inc. (a)	6,174	247,701
MSA Safety, Inc.	8,574	1,100,387
Pitney Bowes, Inc.	39,010	127,563
Rollins, Inc.	53,315	2,056,360
SP Plus Corp. (a)	5,370	183,976
Steelcase, Inc. Class A	20,442	227,519
Stericycle, Inc. (a)(b)	21,650	1,014,736
Tetra Tech, Inc.	12,646	1,938,252
The Brink's Co.	11,169	635,963
The GEO Group, Inc. (a)	28,987	190,155
UniFirst Corp.	3,543	694,038
Viad Corp. (a)	4,833	163,210
VSE Corp.	2,438	102,274
		17,620,950
Construction & Engineering - 1.3%
AECOM	33,229	2,392,488
Ameresco, Inc. Class A (a)(b)	7,373	421,883
API Group Corp. (a)	48,321	855,765
Arcosa, Inc.	11,312	583,247
Argan, Inc.	3,579	132,996
Comfort Systems U.S.A., Inc.	8,429	890,608
Construction Partners, Inc. Class A (a)	9,785	232,687
Dycom Industries, Inc. (a)	6,989	720,985
EMCOR Group, Inc.	12,034	1,400,397
Fluor Corp. (a)	33,348	847,373
Granite Construction, Inc.	10,567	315,953
Great Lakes Dredge & Dock Corp. (a)	15,466	199,975
IES Holdings, Inc. (a)	2,121	69,993
Infrastructure and Energy Alternatives, Inc. (a)	6,984	98,614
MasTec, Inc. (a)	13,501	1,065,634
Matrix Service Co. (a)	7,279	40,326
MDU Resources Group, Inc.	47,809	1,365,903
MYR Group, Inc. (a)	4,020	382,825
Northwest Pipe Co. (a)	2,362	74,049
NV5 Global, Inc. (a)	2,767	375,205
Orbital Energy Group, Inc. (a)	27,766	17,856
Primoris Services Corp.	12,464	291,159
Sterling Construction Co., Inc. (a)(b)	7,134	183,415
Tutor Perini Corp. (a)	10,133	92,008
Valmont Industries, Inc.	4,993	1,355,500
Willscot Mobile Mini Holdings (a)	52,440	2,024,708
		16,431,552
Electrical Equipment - 1.5%
Acuity Brands, Inc.	8,150	1,486,560
Advent Technologies Holdings, Inc. Class A (a)(b)	7,885	21,526
American Superconductor Corp. (a)(b)	7,005	43,011
Array Technologies, Inc. (a)	31,387	528,871
Atkore, Inc. (a)	10,177	1,010,271
AZZ, Inc.	5,738	244,095
Babcock & Wilcox Enterprises, Inc. (a)	13,518	107,603
Beam Global (a)(b)	2,366	37,335
Blink Charging Co. (a)(b)	8,629	182,676
Bloom Energy Corp. Class A (a)(b)	38,066	770,075
ChargePoint Holdings, Inc. Class A (a)(b)	41,908	633,230
Encore Wire Corp.	4,630	641,116
Energous Corp. (a)(b)	24,351	28,734
EnerSys	9,663	636,888
Enovix Corp. (a)(b)	24,857	331,095
Eos Energy Enterprises, Inc. (a)(b)	8,600	27,262
ESS Tech, Inc. Class A (a)(b)	15,014	57,053
Fluence Energy, Inc. (b)	8,413	115,595
FTC Solar, Inc. (a)(b)	5,023	25,215
FuelCell Energy, Inc. (a)(b)	87,840	315,346
GrafTech International Ltd.	46,340	356,818
Hubbell, Inc. Class B	12,634	2,767,099
KULR Technology Group, Inc. (a)(b)	12,981	19,212
Nuvve Holding Corp. (a)(b)	2,753	9,663
nVent Electric PLC	38,900	1,373,559
Ocean Power Technologies, Inc. (a)(b)	11,794	10,310
Powell Industries, Inc.	2,148	51,466
Regal Rexnord Corp.	15,791	2,120,731
Romeo Power, Inc. (a)(b)	21,251	11,688
Sensata Technologies, Inc. PLC	36,913	1,641,521
Shoals Technologies Group, Inc. (a)	26,329	622,154
Stem, Inc. (a)(b)	31,565	357,631
Sunrun, Inc. (a)(b)	49,623	1,622,176
Thermon Group Holdings, Inc. (a)	8,211	127,845
TPI Composites, Inc. (a)(b)	8,757	144,228
Vertiv Holdings Co.	72,215	824,695
Vicor Corp. (a)	5,174	377,495
		19,681,848
Machinery - 3.7%
AGCO Corp.	14,361	1,564,200
AgEagle Aerial Systems, Inc. (a)(b)	16,609	10,497
Agrify Corp. (a)(b)	4,754	7,464
Alamo Group, Inc.	2,335	302,172
Albany International Corp. Class A	7,393	674,759
Allison Transmission Holdings, Inc.	22,745	952,333
Altra Industrial Motion Corp.	15,386	642,058
Astec Industries, Inc.	5,433	266,923
Barnes Group, Inc.	10,912	369,044
Berkshire Grey, Inc. Class A (a)(b)	8,955	15,761
Blue Bird Corp. (a)	4,555	50,834
Chart Industries, Inc. (a)(b)	8,451	1,648,706
CIRCOR International, Inc. (a)	4,922	85,692
Columbus McKinnon Corp. (NY Shares)	6,727	222,664
Commercial Vehicle Group, Inc. (a)	7,808	60,122
Crane Holdings Co.	11,219	1,109,896
Desktop Metal, Inc. (a)(b)	44,965	95,775
Donaldson Co., Inc.	29,033	1,579,686
Douglas Dynamics, Inc.	5,183	165,130
Energy Recovery, Inc. (a)	9,234	205,272
Enerpac Tool Group Corp. Class A	14,466	293,660
EnPro Industries, Inc.	4,905	458,519
ESCO Technologies, Inc.	6,028	467,471
Evoqua Water Technologies Corp. (a)	28,460	1,084,611
Federal Signal Corp.	14,209	589,958
Flowserve Corp.	30,802	1,042,340
Franklin Electric Co., Inc.	9,093	825,826
Gates Industrial Corp. PLC (a)	23,317	286,799
Gorman-Rupp Co.	5,401	165,811
Graco, Inc.	39,846	2,676,057
Helios Technologies, Inc.	7,700	529,914
Hillenbrand, Inc.	16,997	785,261
Hillman Solutions Corp. Class A (a)(b)	24,043	248,845
Hydrofarm Holdings Group, Inc. (a)(b)	8,230	26,583
Hyliion Holdings Corp. Class A (a)(b)	26,257	103,190
Hyster-Yale Materials Handling Class A	2,274	78,658
Hyzon Motors, Inc. Class A (a)(b)	21,890	87,998
ITT, Inc.	19,750	1,481,843
John Bean Technologies Corp.	7,510	843,448
Kadant, Inc.	2,742	558,957
Kennametal, Inc.	19,427	521,615
Lightning eMotors, Inc. (a)(b)	5,989	21,261
Lincoln Electric Holdings, Inc.	13,647	1,930,232
Lindsay Corp.	2,563	394,599
Luxfer Holdings PLC sponsored	6,864	112,158
Manitowoc Co., Inc. (a)	8,440	96,469
Markforged Holding Corp. (a)(b)	15,006	32,863
Meritor, Inc. (a)	16,590	604,208
Microvast Holdings, Inc. (a)	55,556	147,223
Middleby Corp. (a)	12,831	1,856,517
Mueller Industries, Inc.	13,410	902,895
Mueller Water Products, Inc. Class A	36,251	471,988
Nikola Corp. (a)(b)	50,652	315,055
Nordson Corp.	12,646	2,921,100
Omega Flex, Inc.	733	84,288
Oshkosh Corp.	15,529	1,337,047
Pentair PLC	39,045	1,908,910
Proterra, Inc. Class A (a)	43,877	236,497
Proto Labs, Inc. (a)	6,407	313,238
RBC Bearings, Inc. (a)(b)	6,788	1,601,968
REV Group, Inc.	8,166	95,052
Sarcos Technology and Robotics Corp. Class A (a)(b)	15,375	51,506
Shyft Group, Inc. (The)	7,597	197,066
Snap-On, Inc.	12,549	2,811,603
SPX Corp. (a)	10,804	638,841
Standex International Corp.	2,850	276,678
Tennant Co.	4,344	291,178
Terex Corp.	16,225	543,700
The Greenbrier Companies, Inc.	7,863	250,201
Timken Co.	15,809	1,033,592
Titan International, Inc. (a)	11,881	199,126
Toro Co.	24,639	2,118,708
Trinity Industries, Inc.	16,406	425,736
Velo3D, Inc. (a)(b)	13,706	43,996
Wabash National Corp.	11,656	210,507
Watts Water Technologies, Inc. Class A	6,441	889,695
Xos, Inc. Class A (a)(b)	11,429	20,458
		48,572,511
Marine - 0.2%
Eagle Bulk Shipping, Inc.	3,162	167,365
Genco Shipping & Trading Ltd.	8,433	162,588
Kirby Corp. (a)	14,156	898,057
Matson, Inc.	9,554	875,815
Pangaea Logistics Solutions Ltd.	5,914	30,043
		2,133,868
Professional Services - 2.0%
Alight, Inc. Class A (a)	60,088	453,064
ASGN, Inc. (a)	12,043	1,249,582
Atlas Technical Consultants, Inc. (a)	4,087	28,691
Barrett Business Services, Inc.	1,753	143,027
BlackSky Technology, Inc. Class A (a)(b)	12,110	28,943
Booz Allen Hamilton Holding Corp. Class A	31,336	3,007,629
CACI International, Inc. Class A (a)	5,498	1,661,990
CBIZ, Inc. (a)	12,079	551,044
Clarivate Analytics PLC (a)(b)	92,063	1,333,993
CRA International, Inc.	1,672	165,545
Dun & Bradstreet Holdings, Inc.	35,871	565,327
Exponent, Inc.	12,180	1,223,968
First Advantage Corp. (a)	10,074	141,338
Forrester Research, Inc. (a)	2,697	125,384
Franklin Covey Co. (a)	3,005	157,252
FTI Consulting, Inc. (a)	8,092	1,323,528
Heidrick & Struggles International, Inc.	4,619	143,836
HireRight Holdings Corp.	5,365	79,724
Huron Consulting Group, Inc. (a)	5,084	341,136
ICF International, Inc.	3,959	373,532
Insperity, Inc.	8,390	920,719
KBR, Inc.	32,808	1,746,370
Kelly Services, Inc. Class A (non-vtg.)	8,549	185,342
Kforce, Inc.	4,687	308,639
Korn Ferry	12,704	832,239
Manpower, Inc.	12,490	979,341
ManTech International Corp. Class A	6,458	618,806
Nielsen Holdings PLC	84,636	2,027,032
Red Violet, Inc. (a)(b)	2,409	56,852
Resources Connection, Inc.	7,338	157,473
Robert Half International, Inc.	26,083	2,064,209
Science Applications International Corp.	13,128	1,271,709
Skillsoft Corp. (a)	19,195	73,709
Spire Global, Inc. (a)(b)	23,189	34,784
TriNet Group, Inc. (a)	8,973	740,273
TrueBlue, Inc. (a)	7,922	171,432
Upwork, Inc. (a)	28,759	533,767
Willdan Group, Inc. (a)(b)	2,737	74,474
		25,895,703
Road & Rail - 1.2%
AMERCO	2,301	1,235,821
ArcBest Corp.	5,805	514,323
Avis Budget Group, Inc. (a)	8,080	1,470,802
Bird Global, Inc. Class A (a)(b)	32,613	17,546
Covenant Transport Group, Inc. Class A	2,386	79,859
Daseke, Inc. (a)	14,234	119,281
Heartland Express, Inc.	10,857	172,409
J.B. Hunt Transport Services, Inc.	19,730	3,615,917
Knight-Swift Transportation Holdings, Inc. Class A	38,477	2,114,311
Landstar System, Inc.	8,761	1,371,797
Marten Transport Ltd.	14,008	302,012
P.A.M. Transportation Services, Inc.	1,564	55,960
Ryder System, Inc.	11,986	938,744
Saia, Inc. (a)	6,232	1,482,281
Schneider National, Inc. Class B	8,127	205,857
TuSimple Holdings, Inc. (a)	8,597	85,626
U.S. Xpress Enterprises, Inc. (a)	6,663	23,387
Werner Enterprises, Inc.	13,924	612,099
XPO Logistics, Inc. (a)	23,247	1,388,776
Yellow Corp. (a)(b)	7,371	35,528
		15,842,336
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	24,340	903,257
Applied Industrial Technologies, Inc.	9,058	911,144
Beacon Roofing Supply, Inc. (a)	12,775	766,756
BlueLinx Corp. (a)	2,289	183,120
Boise Cascade Co.	9,299	657,532
Core & Main, Inc. (b)	13,377	322,921
Custom Truck One Source, Inc. Class A (a)	11,949	73,964
DXP Enterprises, Inc. (a)	4,077	138,618
GATX Corp.	8,375	839,594
Global Industrial Co.	3,646	130,345
GMS, Inc. (a)	10,158	539,085
H&E Equipment Services, Inc.	7,464	266,838
Herc Holdings, Inc.	5,920	734,198
Hudson Technologies, Inc. (a)	7,777	69,293
McGrath RentCorp.	5,681	479,249
MRC Global, Inc. (a)	14,157	164,504
MSC Industrial Direct Co., Inc. Class A	11,072	915,212
NOW, Inc. (a)	25,898	286,432
Rush Enterprises, Inc. Class A	10,059	484,743
SiteOne Landscape Supply, Inc. (a)(b)	10,582	1,474,390
Textainer Group Holdings Ltd.	10,245	348,023
Titan Machinery, Inc. (a)	4,849	136,402
Transcat, Inc. (a)	1,636	101,956
Triton International Ltd.	15,032	963,251
Univar Solutions, Inc. (a)	39,953	1,080,329
Veritiv Corp. (a)	3,247	402,693
Watsco, Inc.	7,824	2,143,385
WESCO International, Inc. (a)	10,512	1,343,854
		16,861,088
TOTAL INDUSTRIALS		221,124,997
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.9%
Adtran Holdings, Inc.	11,248	270,964
Applied Optoelectronics, Inc. (a)(b)	5,217	8,973
Aviat Networks, Inc. (a)	2,449	71,952
CalAmp Corp. (a)(b)	8,475	39,917
Calix, Inc. (a)	13,075	745,798
Cambium Networks Corp. (a)	2,515	47,408
Casa Systems, Inc. (a)(b)	9,755	43,117
Ciena Corp. (a)	35,867	1,850,737
Clearfield, Inc. (a)	2,659	262,044
CommScope Holding Co., Inc. (a)	49,326	445,414
Comtech Telecommunications Corp.	6,281	72,985
Digi International, Inc. (a)	7,963	226,866
DZS, Inc. (a)	3,985	74,679
EMCORE Corp. (a)	9,718	31,098
Extreme Networks, Inc. (a)	30,830	403,256
Harmonic, Inc. (a)(b)	24,243	264,734
Infinera Corp. (a)(b)	50,595	331,397
Inseego Corp. (a)	19,541	43,576
Juniper Networks, Inc.	76,199	2,135,858
Lantronix, Inc. (a)(b)	5,350	38,574
Lumentum Holdings, Inc. (a)	16,257	1,470,608
NETGEAR, Inc. (a)	7,222	186,183
NetScout Systems, Inc. (a)	17,414	619,590
Ondas Holdings, Inc. (a)(b)	7,684	35,193
Plantronics, Inc. (a)	10,001	397,940
Ribbon Communications, Inc. (a)	29,316	99,381
ViaSat, Inc. (a)(b)	17,412	573,377
Viavi Solutions, Inc. (a)	53,452	791,090
		11,582,709
Electronic Equipment & Components - 2.1%
908 Devices, Inc. (a)(b)	3,917	88,133
Advanced Energy Industries, Inc.	8,864	793,239
Aeva Technologies, Inc. (a)	23,206	81,917
AEye, Inc. Class A (a)(b)	23,832	53,384
Akoustis Technologies, Inc. (a)(b)	11,974	51,249
Alpine 4 Holdings, Inc. (a)	36,735	25,145
Arlo Technologies, Inc. (a)	20,813	146,315
Arrow Electronics, Inc. (a)	15,531	1,990,608
Avnet, Inc.	22,905	1,096,462
Badger Meter, Inc.	6,826	656,593
Belden, Inc.	10,375	671,470
Benchmark Electronics, Inc.	8,425	215,512
Cognex Corp.	41,008	2,090,588
CTS Corp.	7,522	305,995
Daktronics, Inc. (a)	10,999	41,576
ePlus, Inc. (a)	6,395	355,370
Evolv Technologies Holdings, Inc. (a)	11,982	32,232
Fabrinet (a)	8,646	830,535
FARO Technologies, Inc. (a)	4,312	140,226
Focus Universal, Inc. (a)(b)	4,000	55,720
Identiv, Inc. (a)	5,544	75,066
II-VI, Inc. (a)	25,218	1,327,476
Insight Enterprises, Inc. (a)	8,218	767,643
IPG Photonics Corp. (a)	8,155	869,160
Itron, Inc. (a)	10,574	617,522
Jabil, Inc.	33,233	1,972,046
Kimball Electronics, Inc. (a)	5,849	128,678
Knowles Corp. (a)	21,548	425,573
Lightwave Logic, Inc. (a)(b)	24,360	259,921
Littelfuse, Inc.	5,821	1,623,302
Methode Electronics, Inc. Class A	8,667	357,427
MicroVision, Inc. (a)(b)	39,488	203,363
Mirion Technologies, Inc. Class A (a)(b)	24,712	168,042
Napco Security Technologies, Inc.	6,650	170,639
National Instruments Corp.	30,728	1,167,664
nLIGHT, Inc. (a)	10,905	133,695
Novanta, Inc. (a)	8,369	1,290,500
OSI Systems, Inc. (a)	3,703	357,969
Ouster, Inc. (a)(b)	16,604	29,223
Par Technology Corp. (a)(b)	5,919	246,349
PC Connection, Inc.	2,515	119,286
Plexus Corp. (a)	6,558	616,124
Rogers Corp. (a)	4,372	1,177,161
Sanmina Corp. (a)	14,349	660,771
ScanSource, Inc. (a)	6,019	192,307
Smartrent, Inc. (a)(b)	21,912	124,022
TD SYNNEX Corp.	9,798	983,915
TTM Technologies, Inc. (a)	24,331	329,198
Velodyne Lidar, Inc. (a)(b)	22,356	23,474
Vishay Intertechnology, Inc.	30,787	636,059
Vishay Precision Group, Inc. (a)	3,065	95,567
Vontier Corp.	37,894	977,665
		27,849,076
IT Services - 2.1%
Affirm Holdings, Inc. (a)(b)	38,953	1,045,499
Amdocs Ltd.	29,262	2,547,550
BigCommerce Holdings, Inc. (a)	14,563	227,911
Bread Financial Holdings, Inc.	11,590	459,080
Brightcove, Inc. (a)	9,622	57,251
Cantaloupe, Inc. (a)	13,476	81,799
Cass Information Systems, Inc.	2,868	104,567
Concentrix Corp.	10,138	1,356,059
Conduent, Inc. (a)	37,721	175,780
CSG Systems International, Inc.	7,229	471,692
Cyxtera Technologies, Inc. Class A (a)	8,276	100,884
Digitalocean Holdings, Inc. (a)(b)	4,101	168,059
DXC Technology Co. (a)	57,634	1,821,234
Edgio, Inc. (a)(b)	31,214	78,971
Euronet Worldwide, Inc. (a)	11,943	1,173,639
EVERTEC, Inc.	13,893	541,688
EVO Payments, Inc. Class A (a)	11,289	308,641
Exela Technologies, Inc. (a)(b)	6,049	8,590
ExlService Holdings, Inc. (a)	7,861	1,323,557
Fastly, Inc. Class A (a)(b)	26,023	295,882
Genpact Ltd.	40,046	1,925,412
GreenBox POS (a)(b)	3,853	3,174
Grid Dynamics Holdings, Inc. (a)	11,083	209,136
Hackett Group, Inc.	6,413	134,481
i3 Verticals, Inc. Class A (a)	5,078	137,766
Information Services Group, Inc. (b)	8,638	64,439
International Money Express, Inc. (a)	7,850	188,714
Kyndryl Holdings, Inc. (a)(b)	41,905	438,745
Marqeta, Inc. Class A (a)(b)	85,393	818,919
Maximus, Inc.	14,444	965,581
MoneyGram International, Inc. (a)	22,376	227,340
Paya Holdings, Inc. (a)	19,702	137,717
Paymentus Holdings, Inc. (a)(b)	3,682	53,573
Payoneer Global, Inc. (a)	46,192	246,665
Perficient, Inc. (a)	8,135	858,405
Rackspace Technology, Inc. (a)(b)	15,484	104,362
Repay Holdings Corp. (a)	18,110	242,674
Sabre Corp. (a)	76,978	473,415
Sezzle, Inc. unit (a)(b)	19,578	11,328
Shift4 Payments, Inc. (a)(b)	12,638	460,402
SolarWinds, Inc. (b)	11,147	119,384
Squarespace, Inc. Class A (a)(b)	6,621	140,829
Switch, Inc. Class A	32,381	1,094,802
TaskUs, Inc. (a)	6,392	134,424
The Western Union Co. (b)	90,991	1,548,667
Toast, Inc.	57,686	921,822
Ttec Holdings, Inc.	4,276	312,875
Tucows, Inc. (a)	2,162	100,036
Unisys Corp. (a)	15,638	214,553
Verra Mobility Corp. (a)	30,283	499,367
WEX, Inc. (a)	10,566	1,756,175
		26,893,515
Semiconductors & Semiconductor Equipment - 1.9%
ACM Research, Inc. (b)	8,796	148,476
AEHR Test Systems (a)	5,153	58,796
Allegro MicroSystems LLC (a)	13,056	324,180
Alpha & Omega Semiconductor Ltd. (a)(b)	5,106	214,503
Ambarella, Inc. (a)	8,959	775,401
Amkor Technology, Inc.	23,778	479,602
Atomera, Inc. (a)(b)	5,096	59,521
Axcelis Technologies, Inc. (a)	7,763	545,972
AXT, Inc. (a)	8,689	76,203
CEVA, Inc. (a)	5,588	208,041
Cirrus Logic, Inc. (a)	13,427	1,147,471
Cohu, Inc. (a)	11,411	326,126
CyberOptics Corp. (a)	1,678	68,244
Diodes, Inc. (a)	10,698	870,496
Everspin Technologies, Inc. (a)	3,360	20,530
First Solar, Inc. (a)	23,356	2,316,215
FormFactor, Inc. (a)	18,468	656,722
Ichor Holdings Ltd. (a)	6,618	206,879
Impinj, Inc. (a)	4,551	386,926
indie Semiconductor, Inc. (a)(b)	13,865	99,828
Kopin Corp. (a)	19,296	34,154
Kulicke & Soffa Industries, Inc.	13,913	669,494
Lattice Semiconductor Corp. (a)	32,462	1,996,413
MACOM Technology Solutions Holdings, Inc. (a)	11,557	669,613
MaxLinear, Inc. Class A (a)	16,751	676,908
Meta Materials, Inc. (a)(b)	59,611	53,650
MKS Instruments, Inc.	13,090	1,547,238
Navitas Semiconductor Corp. (a)(b)	19,590	102,260
NeoPhotonics Corp. (a)	12,264	196,101
NVE Corp.	1,035	56,842
Onto Innovation, Inc. (a)	11,711	974,941
PDF Solutions, Inc. (a)	7,121	192,125
Photronics, Inc. (a)	14,538	346,150
Pixelworks, Inc. (a)	11,074	25,581
Power Integrations, Inc.	13,787	1,172,033
Rambus, Inc. (a)	25,747	650,884
Rockley Photonics Holdings Ltd. (a)(b)	20,994	53,745
Semtech Corp. (a)	15,057	938,503
Silicon Laboratories, Inc. (a)	8,640	1,274,227
SiTime Corp. (a)	3,656	679,943
SkyWater Technology, Inc. (a)(b)	1,430	19,219
SMART Global Holdings, Inc. (a)(b)	11,363	222,942
SunPower Corp. (a)(b)	19,761	402,532
Synaptics, Inc. (a)	9,302	1,348,325
Ultra Clean Holdings, Inc. (a)	10,531	353,842
Universal Display Corp.	10,233	1,181,502
Veeco Instruments, Inc. (a)(b)	12,298	268,096
		25,097,395
Software - 5.2%
8x8, Inc. (a)	27,750	135,698
A10 Networks, Inc.	13,985	208,516
ACI Worldwide, Inc. (a)	26,975	769,597
Agilysys, Inc. (a)	4,723	228,121
Alarm.com Holdings, Inc. (a)	10,808	764,882
Altair Engineering, Inc. Class A (a)(b)	12,194	718,349
Alteryx, Inc. Class A (a)	14,273	691,241
American Software, Inc. Class A	7,949	142,128
Amplitude, Inc. (a)(b)	6,046	89,360
AppFolio, Inc. (a)	4,718	480,340
Appian Corp. Class A (a)(b)	9,608	466,276
Asana, Inc. (a)(b)	19,899	384,449
Aspen Technology, Inc. (a)	6,590	1,344,953
Avalara, Inc. (a)	20,715	1,810,905
Avaya Holdings Corp. (a)(b)	19,511	17,533
AvePoint, Inc. (a)(b)	20,449	102,858
Benefitfocus, Inc. (a)	6,959	58,943
Bentley Systems, Inc. Class B (b)	44,224	1,751,270
Black Knight, Inc. (a)	36,702	2,410,587
Blackbaud, Inc. (a)	10,645	652,751
BlackLine, Inc. (a)	12,779	807,888
Box, Inc. Class A (a)(b)	33,728	959,224
BTRS Holdings, Inc. (a)	18,596	119,944
C3.Ai, Inc. (a)(b)	17,037	313,651
Cerence, Inc. (a)	9,198	259,108
Ceridian HCM Holding, Inc. (a)	32,489	1,779,423
ChannelAdvisor Corp. (a)	6,853	101,013
Cipher Mining, Inc. (a)	9,454	16,261
Cleanspark, Inc. (a)(b)	8,947	35,699
Clear Secure, Inc.	3,429	86,822
Clearwater Analytics Holdings, Inc. (b)	9,384	119,928
CommVault Systems, Inc. (a)	10,555	592,030
Confluent, Inc. (a)(b)	27,420	697,839
Consensus Cloud Solutions, Inc. (a)	3,729	201,478
CoreCard Corp. (a)	1,429	34,039
Couchbase, Inc. (b)	1,983	30,201
Coupa Software, Inc. (a)	17,655	1,154,990
CS Disco, Inc. (b)	3,073	75,411
Digimarc Corp. (a)(b)	3,823	58,530
Digital Turbine, Inc. (a)	20,703	415,509
Dolby Laboratories, Inc. Class A	15,220	1,178,028
Domo, Inc. Class B (a)	7,130	199,711
Dropbox, Inc. Class A (a)	63,223	1,437,691
Duck Creek Technologies, Inc. (a)	18,089	249,628
Dynatrace, Inc. (a)(b)	46,561	1,752,090
E2open Parent Holdings, Inc. (a)(b)	41,977	283,345
Ebix, Inc. (b)	5,443	128,781
eGain Communications Corp. (a)	5,436	48,163
Elastic NV (a)	17,152	1,370,273
Embark Technology, Inc. (a)(b)	45,290	20,652
Enfusion, Inc. Class A	4,256	48,944
Envestnet, Inc. (a)	12,989	756,869
Everbridge, Inc. (a)	9,349	235,034
Five9, Inc. (a)	16,421	1,775,439
ForgeRock, Inc.	7,137	144,667
Freshworks, Inc. (b)	24,978	327,462
GitLab, Inc. (b)	8,577	492,320
Guidewire Software, Inc. (a)(b)	19,742	1,534,348
Intapp, Inc.	2,557	38,790
InterDigital, Inc.	7,207	442,438
IronNet, Inc. Class A (a)(b)	11,326	25,144
Jamf Holding Corp. (a)(b)	13,185	322,241
KnowBe4, Inc. (a)	17,764	253,848
Latch, Inc. (a)(b)	20,486	24,583
Life360, Inc. unit (a)(d)	42,813	137,724
LivePerson, Inc. (a)	16,629	226,820
Liveramp Holdings, Inc. (a)	16,245	432,279
Mandiant, Inc. (a)	56,303	1,282,582
Manhattan Associates, Inc. (a)	14,892	2,094,858
Marathon Digital Holdings, Inc. (a)(b)	24,970	324,360
Matterport, Inc. (a)(b)	50,910	216,368
MeridianLink, Inc.	3,164	53,946
MicroStrategy, Inc. Class A (a)(b)	2,183	624,469
Mitek Systems, Inc. (a)	11,025	119,952
Model N, Inc. (a)	7,633	191,741
Momentive Global, Inc. (a)	30,548	264,240
N-able, Inc. (a)	15,915	156,285
nCino, Inc. (a)(b)	13,654	440,888
NCR Corp. (a)	32,203	1,044,987
New Relic, Inc. (a)	14,041	851,867
Nextnav, Inc. (a)(b)	4,490	12,392
Nutanix, Inc. Class A (a)	51,727	782,630
Olo, Inc. (a)(b)	21,595	231,282
ON24, Inc. (a)	2,547	24,477
Onespan, Inc. (a)	8,186	90,619
Pagerduty, Inc. (a)	18,357	475,997
Paycor HCM, Inc. (b)	7,328	195,584
Paylocity Holding Corp. (a)	9,376	1,930,800
Pegasystems, Inc.	9,716	390,097
Ping Identity Holding Corp. (a)(b)	14,449	247,800
Progress Software Corp.	10,345	485,801
PROS Holdings, Inc. (a)	9,547	232,660
PTC, Inc. (a)	24,788	3,058,343
Q2 Holdings, Inc. (a)	13,498	592,562
Qualtrics International, Inc. (a)	24,486	312,197
Qualys, Inc. (a)	7,851	960,334
Rapid7, Inc. (a)(b)	13,770	880,867
Rekor Systems, Inc. (a)(b)	7,556	13,676
Rimini Street, Inc. (a)	6,936	48,691
RingCentral, Inc. (a)	19,966	988,117
Riot Blockchain, Inc. (a)(b)	26,208	191,843
SailPoint Technologies Holding, Inc. (a)	22,137	1,411,676
SecureWorks Corp. (a)	2,184	21,687
Semrush Holdings, Inc. (a)(b)	6,753	82,116
SentinelOne, Inc. (b)	43,898	1,090,865
ShotSpotter, Inc. (a)	1,904	63,955
Smartsheet, Inc. (a)	30,276	910,097
Smith Micro Software, Inc. (a)(b)	10,387	27,941
Sprinklr, Inc. (a)(b)	13,279	150,584
Sprout Social, Inc. (a)	10,882	566,952
SPS Commerce, Inc. (a)	8,517	1,019,996
Sumo Logic, Inc. (a)	22,985	155,608
Telos Corp. (a)	13,067	103,752
Tenable Holdings, Inc. (a)	22,224	858,958
Teradata Corp. (a)(b)	24,724	946,682
UiPath, Inc. Class A (a)	65,635	1,203,090
Upland Software, Inc. (a)	6,805	77,033
Varonis Systems, Inc. (a)	25,770	655,331
Verint Systems, Inc. (a)	15,050	687,334
Veritone, Inc. (a)(b)	6,872	48,310
Vertex, Inc. Class A (a)(b)	6,898	77,603
Viant Technology, Inc. (a)	3,907	19,418
Vobile Group Ltd. (a)	253,000	129,241
Workiva, Inc. (a)	11,324	741,722
Xperi Holding Corp.	24,179	405,240
Yext, Inc. (a)	29,079	127,366
Zuora, Inc. (a)	29,161	248,160
		66,619,086
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	30,961	354,194
Avid Technology, Inc. (a)	8,327	233,656
Corsair Gaming, Inc. (a)(b)	7,831	110,417
Diebold Nixdorf, Inc. (a)	17,772	57,404
Eastman Kodak Co. (a)(b)	15,906	87,642
Immersion Corp. (a)(b)	6,725	37,996
IonQ, Inc. (a)(b)	26,646	143,888
Pure Storage, Inc. Class A (a)	66,094	1,873,765
Quantum Corp. (a)	15,241	28,196
Super Micro Computer, Inc. (a)	10,505	567,375
Turtle Beach Corp. (a)(b)	4,127	53,651
Xerox Holdings Corp.	27,975	479,212
		4,027,396
TOTAL INFORMATION TECHNOLOGY		162,069,177
MATERIALS - 5.4%
Chemicals - 2.1%
AdvanSix, Inc.	6,543	257,074
American Vanguard Corp.	6,479	151,673
Amyris, Inc. (a)(b)	45,971	81,828
Ashland Global Holdings, Inc.	11,928	1,198,406
Aspen Aerogels, Inc. (a)(b)	6,631	86,733
Avient Corp.	21,426	924,532
Axalta Coating Systems Ltd. (a)	49,093	1,238,125
Balchem Corp.	7,557	1,025,938
Cabot Corp.	13,236	982,905
Chase Corp.	1,758	159,837
Danimer Scientific, Inc. (a)(b)	20,865	96,396
Ecovyst, Inc.	12,384	126,688
Element Solutions, Inc.	51,423	1,016,118
Flotek Industries, Inc. (a)	13,898	15,427
FutureFuel Corp.	6,362	45,743
GCP Applied Technologies, Inc. (a)	12,577	396,176
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	224,962	643,391
H.B. Fuller Co.	12,373	794,347
Hawkins, Inc.	4,418	175,616
Huntsman Corp.	46,931	1,359,122
Ingevity Corp. (a)	9,186	616,381
Innospec, Inc.	5,833	594,966
Intrepid Potash, Inc. (a)	2,239	102,098
Koppers Holdings, Inc.	5,059	119,089
Kronos Worldwide, Inc.	5,130	90,134
Livent Corp. (a)(b)	38,173	950,126
Loop Industries, Inc. (a)(b)	5,144	30,092
LSB Industries, Inc.	7,066	97,581
Mativ, Inc.	7,587	165,776
Minerals Technologies, Inc.	7,705	514,771
NewMarket Corp.	1,586	492,929
Olin Corp.	32,692	1,708,811
Origin Materials, Inc. Class A (a)(b)	28,262	166,181
Orion Engineered Carbons SA	14,112	243,996
Perimeter Solutions SA (a)(b)	38,278	442,111
PureCycle Technologies, Inc. (a)(b)	24,259	183,883
Quaker Houghton	3,188	517,125
Rayonier Advanced Materials, Inc. (a)	16,396	58,042
RPM International, Inc.	30,441	2,751,866
Sensient Technologies Corp.	9,899	851,116
Stepan Co.	4,977	558,469
The Chemours Co. LLC	36,606	1,302,808
The Scotts Miracle-Gro Co. Class A (b)	9,494	844,491
Tredegar Corp.	6,001	62,890
Trinseo PLC	8,474	303,115
Tronox Holdings PLC	27,046	422,188
Valvoline, Inc. (b)	41,886	1,349,567
Westlake Corp.	7,860	765,092
		27,081,769
Construction Materials - 0.1%
Eagle Materials, Inc.	9,310	1,177,250
Summit Materials, Inc. (a)	27,754	763,513
		1,940,763
Containers & Packaging - 1.3%
Aptargroup, Inc.	15,399	1,659,396
Ardagh Metal Packaging SA (b)	34,360	232,274
Berry Global Group, Inc. (a)	30,722	1,771,123
Crown Holdings, Inc.	28,968	2,945,466
Graphic Packaging Holding Co.	66,600	1,481,850
Greif, Inc. Class A (b)	6,260	442,081
Myers Industries, Inc.	8,545	207,900
O-I Glass, Inc. (a)	37,117	545,991
Pactiv Evergreen, Inc.	9,697	99,103
Ranpak Holdings Corp. (A Shares) (a)	9,095	46,475
Sealed Air Corp.	34,387	2,101,733
Silgan Holdings, Inc.	19,784	880,388
Sonoco Products Co.	22,826	1,449,223
TriMas Corp.	9,955	294,668
WestRock Co.	59,881	2,536,559
		16,694,230
Metals & Mining - 1.7%
5E Advanced Materials, Inc. unit (a)	63,752	104,149
Alcoa Corp.	43,467	2,212,036
Alpha Metallurgical Resources (b)	4,114	562,631
Arconic Corp. (a)	24,853	750,809
ATI, Inc. (a)	29,236	727,684
Carpenter Technology Corp.	11,407	366,621
Century Aluminum Co. (a)(b)	11,720	92,471
Cleveland-Cliffs, Inc. (a)	112,572	1,993,650
Coeur d'Alene Mines Corp. (a)	66,560	213,658
Commercial Metals Co.	28,637	1,134,598
Compass Minerals International, Inc.	8,152	303,499
Comstock Mining, Inc. (a)(b)	12,690	7,741
Coronado Global Resources, Inc. unit (d)	187,936	186,964
Gatos Silver, Inc. (a)(b)	9,973	37,100
Gold Resource Corp.	21,292	37,474
Haynes International, Inc.	3,013	116,483
Hecla Mining Co.	126,337	572,307
Kaiser Aluminum Corp.	3,785	286,789
Materion Corp.	4,810	394,131
McEwen Mining, Inc. (a)(b)	9,570	37,227
MP Materials Corp. (a)(b)	17,669	593,148
Olympic Steel, Inc.	2,043	60,738
Piedmont Lithium, Inc. (a)(b)	4,247	192,007
Reliance Steel & Aluminum Co.	14,569	2,771,752
Royal Gold, Inc.	15,468	1,620,582
Ryerson Holding Corp.	3,806	104,284
Schnitzer Steel Industries, Inc. Class A	6,085	216,383
Steel Dynamics, Inc.	42,199	3,286,458
SunCoke Energy, Inc.	19,981	147,859
TimkenSteel Corp. (a)	9,630	195,393
United States Steel Corp.	61,389	1,451,850
Warrior Metropolitan Coal, Inc.	12,142	387,694
Worthington Industries, Inc.	7,660	392,269
		21,558,439
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	3,956	141,229
Glatfelter Corp.	10,474	64,310
Louisiana-Pacific Corp.	19,335	1,230,286
Mercer International, Inc. (SBI)	9,465	151,061
Resolute Forest Products, Inc.	10,889	220,829
Sylvamo Corp.	8,267	324,397
		2,132,112
TOTAL MATERIALS		69,407,313
REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Acadia Realty Trust (SBI)	22,966	393,408
Agree Realty Corp.	17,769	1,414,235
Alexander & Baldwin, Inc.	17,222	342,890
Alexanders, Inc.	503	122,486
American Assets Trust, Inc. (b)	12,901	389,997
American Campus Communities, Inc.	32,718	2,137,140
American Homes 4 Rent Class A	69,832	2,645,236
Americold Realty Trust	63,486	2,079,167
Apartment Income (REIT) Corp.	37,069	1,680,708
Apartment Investment & Management Co. Class A (b)	35,399	294,520
Apple Hospitality (REIT), Inc.	50,075	835,251
Armada Hoffler Properties, Inc.	16,480	233,686
Ashford Hospitality Trust, Inc. (a)	7,694	67,092
Bluerock Residential Growth (REIT), Inc.	6,794	178,478
Braemar Hotels & Resorts, Inc.	15,497	80,429
Brandywine Realty Trust (SBI)	41,118	384,453
Brixmor Property Group, Inc.	70,952	1,644,667
Broadstone Net Lease, Inc.	39,923	905,054
Camden Property Trust (SBI)	25,107	3,542,598
CareTrust (REIT), Inc.	22,785	470,510
CatchMark Timber Trust, Inc.	11,718	131,710
CBL & Associates Properties, Inc.	6,088	187,450
Cedar Realty Trust, Inc.	2,856	82,995
Centerspace	3,665	314,787
Chatham Lodging Trust (a)	11,338	137,870
City Office REIT, Inc.	10,211	143,975
Community Healthcare Trust, Inc.	5,757	224,235
Corporate Office Properties Trust (SBI)	26,665	750,620
Cousins Properties, Inc.	35,271	1,088,110
CTO Realty Growth, Inc.	4,302	91,202
CubeSmart	53,020	2,432,027
DiamondRock Hospitality Co.	49,828	462,404
Diversified Healthcare Trust (SBI)	56,896	98,430
Douglas Emmett, Inc.	41,450	979,878
Easterly Government Properties, Inc.	21,545	436,717
EastGroup Properties, Inc.	9,843	1,678,625
Empire State Realty Trust, Inc.	33,064	282,036
EPR Properties	17,646	949,531
Equity Commonwealth (a)	26,612	746,467
Equity Lifestyle Properties, Inc.	40,851	3,003,366
Essential Properties Realty Trust, Inc.	31,212	752,833
Farmland Partners, Inc.	7,553	112,087
Federal Realty Investment Trust (SBI)	16,976	1,792,835
First Industrial Realty Trust, Inc.	31,230	1,622,399
Four Corners Property Trust, Inc.	19,027	556,159
Franklin Street Properties Corp.	25,003	94,761
Gaming & Leisure Properties	55,298	2,874,943
Getty Realty Corp.	9,698	284,539
Gladstone Commercial Corp.	9,338	195,631
Gladstone Land Corp.	7,396	200,506
Global Medical REIT, Inc.	14,852	180,897
Global Net Lease, Inc.	24,619	371,501
Healthcare Trust of America, Inc.	54,034	1,418,393
Hersha Hospitality Trust (a)	7,556	76,164
Highwoods Properties, Inc. (SBI)	25,205	896,542
Hudson Pacific Properties, Inc.	34,810	523,542
Independence Realty Trust, Inc.	52,257	1,160,105
Indus Realty Trust, Inc.	1,768	107,989
Industrial Logistics Properties Trust	15,454	155,004
InvenTrust Properties Corp.	16,148	462,963
Iron Mountain, Inc.	68,530	3,323,020
iStar Financial, Inc.	19,762	330,223
JBG SMITH Properties	25,914	659,252
Kilroy Realty Corp.	24,934	1,350,924
Kimco Realty Corp.	145,877	3,225,340
Kite Realty Group Trust	51,485	1,024,037
Lamar Advertising Co. Class A	20,499	2,071,629
Life Storage, Inc.	19,904	2,505,715
LTC Properties, Inc.	9,254	387,743
LXP Industrial Trust (REIT)	67,992	745,872
Medical Properties Trust, Inc.	141,522	2,439,839
National Health Investors, Inc.	10,758	697,549
National Retail Properties, Inc.	41,488	1,975,244
National Storage Affiliates Trust	19,878	1,090,110
Necessity Retail (REIT), Inc./The	31,252	243,453
NETSTREIT Corp.	11,770	241,285
NexPoint Residential Trust, Inc.	5,526	367,700
Office Properties Income Trust	11,369	236,248
Omega Healthcare Investors, Inc.	55,432	1,718,392
One Liberty Properties, Inc.	3,974	110,279
Orion Office (REIT), Inc.	13,433	146,957
Outfront Media, Inc.	34,995	646,008
Paramount Group, Inc.	38,085	298,967
Park Hotels & Resorts, Inc.	54,950	856,671
Pebblebrook Hotel Trust	31,213	610,526
Phillips Edison & Co., Inc.	26,915	916,187
Physicians Realty Trust	53,453	949,860
Piedmont Office Realty Trust, Inc. Class A	29,043	399,632
Plymouth Industrial REIT, Inc.	9,796	188,671
Postal Realty Trust, Inc.	4,871	82,222
Potlatch Corp.	16,438	805,955
Rayonier, Inc.	34,639	1,307,622
Regency Centers Corp.	36,678	2,363,164
Retail Opportunity Investments Corp.	30,213	527,519
Rexford Industrial Realty, Inc.	38,962	2,548,504
RLJ Lodging Trust	39,600	494,604
RPT Realty	20,966	227,900
Ryman Hospitality Properties, Inc. (a)	13,013	1,152,171
Sabra Health Care REIT, Inc.	54,210	834,292
Safehold, Inc.	3,813	162,586
Saul Centers, Inc.	3,271	171,008
Service Properties Trust	38,701	253,105
SITE Centers Corp.	43,294	632,525
SL Green Realty Corp.	15,101	749,765
Spirit Realty Capital, Inc.	31,660	1,403,804
Stag Industrial, Inc.	42,594	1,396,231
Store Capital Corp.	59,875	1,737,573
Summit Hotel Properties, Inc.	25,778	202,357
Sunstone Hotel Investors, Inc.	51,361	581,920
Tanger Factory Outlet Centers, Inc.	24,831	404,000
Terreno Realty Corp.	17,927	1,123,127
The Macerich Co.	50,172	532,325
UMH Properties, Inc.	12,206	260,110
Uniti Group, Inc.	56,390	562,208
Universal Health Realty Income Trust (SBI)	3,075	165,743
Urban Edge Properties	26,649	437,843
Urstadt Biddle Properties, Inc. Class A	7,609	140,006
Veris Residential, Inc. (a)	19,345	269,863
Vornado Realty Trust	37,926	1,152,571
Washington REIT (SBI)	20,774	460,560
Whitestone REIT Class B	11,154	125,259
Xenia Hotels & Resorts, Inc. (a)	26,580	436,444
		101,366,452
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc. (a)	28,058	278,616
Cushman & Wakefield PLC (a)	35,716	600,029
Digitalbridge Group, Inc. (a)	140,134	767,934
Doma Holdings, Inc. Class A (a)(b)	44,471	32,997
Douglas Elliman, Inc.	16,633	99,798
eXp World Holdings, Inc. (b)	16,141	239,855
Forestar Group, Inc. (a)	4,271	59,111
Howard Hughes Corp. (a)(b)	9,048	641,413
Jones Lang LaSalle, Inc. (a)	11,517	2,195,946
Kennedy-Wilson Holdings, Inc.	28,139	581,352
Marcus & Millichap, Inc.	5,902	241,510
Newmark Group, Inc.	35,927	409,568
Offerpad Solutions, Inc. (a)(b)	18,023	38,029
Opendoor Technologies, Inc. (a)(b)	92,778	455,540
RE/MAX Holdings, Inc.	4,670	118,338
Redfin Corp. (a)(b)	25,778	224,269
Seritage Growth Properties (a)(b)	8,462	101,713
The RMR Group, Inc.	3,782	109,338
The St. Joe Co.	7,852	329,941
WeWork, Inc. (a)(b)	50,179	239,354
Zillow Group, Inc.:
Class A (a)	8,503	297,605
Class C (a)(b)	38,669	1,348,775
		9,411,031
TOTAL REAL ESTATE		110,777,483
UTILITIES - 3.1%
Electric Utilities - 1.1%
Allete, Inc.	13,452	834,966
Avangrid, Inc. (b)	16,312	794,884
Hawaiian Electric Industries, Inc.	25,829	1,092,567
IDACORP, Inc.	11,879	1,327,122
MGE Energy, Inc.	8,462	688,638
NRG Energy, Inc.	55,991	2,113,660
OGE Energy Corp.	46,982	1,930,021
Otter Tail Corp.	9,793	688,154
Pinnacle West Capital Corp.	26,639	1,957,167
PNM Resources, Inc.	20,087	969,599
Portland General Electric Co.	21,033	1,079,834
		13,476,612
Gas Utilities - 0.8%
Chesapeake Utilities Corp.	4,171	571,969
National Fuel Gas Co. (b)	21,447	1,551,476
New Jersey Resources Corp.	22,591	1,043,478
Northwest Natural Holding Co.	8,101	434,781
ONE Gas, Inc.	12,714	1,079,927
South Jersey Industries, Inc.	28,775	986,407
Southwest Gas Corp.	15,745	1,369,185
Spire, Inc.	12,252	921,840
UGI Corp.	49,420	2,132,967
		10,092,030
Independent Power and Renewable Electricity Producers - 0.4%
Clearway Energy, Inc.:
Class A	8,812	304,278
Class C	18,826	706,728
Ormat Technologies, Inc. (b)	10,572	914,901
Sunnova Energy International, Inc. (a)(b)	22,344	581,391
Vistra Corp.	101,880	2,633,598
		5,140,896
Multi-Utilities - 0.4%
Avista Corp.	17,025	719,477
Black Hills Corp.	15,266	1,178,535
NiSource, Inc.	95,550	2,904,720
NorthWestern Energy Corp.	12,765	707,819
Unitil Corp.	3,873	212,124
		5,722,675
Water Utilities - 0.4%
American States Water Co. (b)	8,735	761,430
California Water Service Group	12,594	756,648
Essential Utilities, Inc.	54,207	2,815,512
Middlesex Water Co.	4,077	387,763
SJW Corp.	6,499	426,724
York Water Co.	3,343	143,716
		5,291,793
TOTAL UTILITIES		39,724,006
TOTAL COMMON STOCKS (Cost $1,288,170,238)		1,286,405,514

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (f) (Cost $198,799)	200,000	197,248

Money Market Funds - 11.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (g)	3,043,519	3,044,127
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	150,999,674	151,014,774
TOTAL MONEY MARKET FUNDS (Cost $154,058,901)		154,058,901

TOTAL INVESTMENT IN SECURITIES - 111.6% (Cost $1,442,427,938)	1,440,661,663
NET OTHER ASSETS (LIABILITIES) - (11.6)% (i)	(149,649,289)
NET ASSETS - 100.0%	1,291,012,374

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	23	Sep 2022	2,168,095	98,693	98,693
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Sep 2022	2,765,840	181,826	181,826

TOTAL FUTURES CONTRACTS					280,519
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,086,699 or 0.1% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,248.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $68,753 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	6,502,757	203,849,933	207,308,563	13,810	-	-	3,044,127	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	91,236,254	364,118,458	304,339,938	646,953	-	-	151,014,774	0.4%
Total	97,739,011	567,968,391	511,648,501	660,763	-	-	154,058,901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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